UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811- 23419

Leader Funds Trust

315 W. Mill Plain Blvd., Suite 204

Vancouver, WA 98660

(Address of Principal Executive Offices)

Capitol Services, Inc.

1675 South State Street, Suite B

Dover, DE 19901

(Name and address of agent for service)

With Copies To:

Bo J. Howell

FinTech Law, LLC

6224 Turpin Hills Dr.

Cincinnati, OH 45244

Registrant's telephone number, including area code: (800) 711-9164

Date of fiscal year end: 7/31/2025

Date of reporting period: 1/31/2025

Item 1. Reports to Stockholders.

Leader Funds Trust Leader Capital Short Term High Yield Bond Fund Investor Class - LCCMX

Semi-Annual Shareholder Report

January 31, 2025

This semi-annual shareholder report contains important information about the Leader Capital Short Term High Yield Bond Fund, Investor Class Shares, for the six months ended January 31, 2025, as well as certain changes to the Fund. You can find additional information at https://www.leadercapital.com/ or (800) 711-9164.

What were the Fund costs for the past six months?
(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 Investment*	Costs paid as a percentage of a $10,000 investment
Investor Class	$83	1.62%
*	Expenses paid during period are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period.
Key Fund Statistics
(as of January 31, 2025)
Fund Size (Millions)	$140,418,670
Number of Holdings	71
Annual Portfolio Turnover	82.37%
Total Advisory Fee	$408,652

What did the Fund invest in?
(as of January 31, 2025)
Top Ten Holdings
New York Community Bancorp, Inc.	3.58%
Allegro CLO V-S, LTD.	3.53%
BlueMountain CLO 2015-4, LTD.	3.46%
Dryden 95 CLO, LTD.	2.86%
Parallel CLO LTD.	2.83%
Parallel 2021-1 LTD.	2.81%
Octagon Investment Partners 50	2.74%
Invesco CLO 2022-1A, LTD.	2.59%
Carlyle Global Market Strategies CLO 2016-3, LTD.	2.50%
BlueMountain CLO XXIX, LTD.	2.36%
Sector Breakdown (% of net assets)
Change in Accountant

On December 30, 2024, the Fund's Board of Trustees, upon recommendation from the Audit Committee, approved and appointed Tait, Weller & Baker, LLP as the independent registered public accounting firm for the Fund for the fiscal year ending July 31, 2025. Effective December 30, 2024, Sanville & Company ceased to serve as the Fund's independent registered public accounting firm. During the Fund's fiscal years ended July 31, 2024 and 2023, and the interim period ended December 30, 2024, there have been no disagreements with Sanville & Company on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures.

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund's prospectus, and proxy voting policies and procedures, please visit https://www.leadercapital.com/.

Householding

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 711-9164.

Leader Funds Trust Leader Capital Short Term High Yield Bond Fund Institutional Class - LCCIX

Semi-Annual Shareholder Report

January 31, 2025

This semi-annual shareholder report contains important information about the Leader Capital Short Term High Yield Bond Fund, Institutional Class Shares, for the six months ended January 31, 2025, as well as certain changes to the Fund. You can find additional information at https://www.leadercapital.com/ or (800) 711-9164.

What were the Fund costs for the past six months?
(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 Investment*	Costs paid as a percentage of a $10,000 investment
Institutional Class	$57	1.12%
*	Expenses paid during period are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period.
Key Fund Statistics
(as of January 31, 2025)
Fund Size (Millions)	$140,418,670
Number of Holdings	71
Annual Portfolio Turnover	82.37%
Total Advisory Fee	$408,652

What did the Fund invest in?
(as of January 31, 2025)
Top Ten Holdings
New York Community Bancorp, Inc.	3.58%
Allegro CLO V-S, LTD.	3.53%
BlueMountain CLO 2015-4, LTD.	3.46%
Dryden 95 CLO, LTD.	2.86%
Parallel CLO LTD.	2.83%
Parallel 2021-1 LTD.	2.81%
Octagon Investment Partners 50	2.74%
Invesco CLO 2022-1A, LTD.	2.59%
Carlyle Global Market Strategies CLO 2016-3, LTD.	2.50%
BlueMountain CLO XXIX, LTD.	2.36%
Sector Breakdown (% of net assets)
Change in Accountant

On December 30, 2024, the Fund's Board of Trustees, upon recommendation from the Audit Committee, approved and appointed Tait, Weller & Baker, LLP as the independent registered public accounting firm for the Fund for the fiscal year ending July 31, 2025. Effective December 30, 2024, Sanville & Company ceased to serve as the Fund's independent registered public accounting firm. During the Fund's fiscal years ended July 31, 2024 and 2023, and the interim period ended December 30, 2024, there have been no disagreements with Sanville & Company on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures.

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund's prospectus, and proxy voting policies and procedures, please visit https://www.leadercapital.com/.

Householding

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 711-9164.

Leader Funds Trust Leader Capital High Quality Income Fund Investor Class - LCTRX

Semi-Annual Shareholder Report

January 31, 2025

This semi-annual shareholder report contains important information about the Leader Capital High Quality Income Fund, Investor Class Shares, for the six months ended January 31, 2025, as well as certain changes to the Fund. You can find additional information at https://www.leadercapital.com/ or (800) 711-9164.

What were the Fund costs for the past six months?
(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 Investment*	Costs paid as a percentage of a $10,000 investment
Investor Class	$72	1.42%
*	Expenses paid during period are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period.
Key Fund Statistics
(as of January 31, 2025)
Fund Size (Millions)	$1,091,290,999
Number of Holdings	197
Annual Portfolio Turnover	41.69%
Total Advisory Fee	$3,099,113

What did the Fund invest in?
(as of January 31, 2025)
Top Ten Holdings
NGC CLO 2024-1A, LTD.	2.24%
Leader Capital Short Term High Yield Bond Fund, Institutional Class	1.81%
Black Diamond CLO 2024-1, LTD	1.75%
PGA National Resort Commerical Mortgage Trust	1.69%
OFSI Fund 2024-13A CLO, LTD.	1.68%
Golub Capital Partners CLO, LTD.	1.39%
Ocean Trails CLO XV, LTD.	1.39%
HIH Trust 2024-61P	1.29%
Invesco U.S. CLO 2023-4, LTD.	1.26%
Blackrock Shasta CLO XIII, LTD.	1.17%
Sector Breakdown (% of net assets)
Change in Accountant

On December 30, 2024, the Fund's Board of Trustees, upon recommendation from the Audit Committee, approved and appointed Tait, Weller & Baker, LLP as the independent registered public accounting firm for the Fund for the fiscal year ending July 31, 2025. Effective December 30, 2024, Sanville & Company ceased to serve as the Fund's independent registered public accounting firm. During the Fund's fiscal years ended July 31, 2024 and 2023, and the interim period ended December 30, 2024, there have been no disagreements with Sanville & Company on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures.

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund's prospectus, and proxy voting policies and procedures, please visit https://www.leadercapital.com/.

Householding

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 711-9164.

Leader Funds Trust Leader Capital High Quality Income Fund Institutional Class - LCTIX

Semi-Annual Shareholder Report

January 31, 2025

This semi-annual shareholder report contains important information about the Leader Capital High Quality Income Fund, Institutional Class Shares, for the six months ended January 31, 2025, as well as certain changes to the Fund. You can find additional information at https://www.leadercapital.com/ or (800) 711-9164.

What were the Fund costs for the past six months?
(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 Investment*	Costs paid as a percentage of a $10,000 investment
Institutional Class	$53	1.04%
*	Expenses paid during period are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period.
Key Fund Statistics
(as of January 31, 2025)
Fund Size (Millions)	$1,091,290,999
Number of Holdings	197
Annual Portfolio Turnover	41.69%
Total Advisory Fee	$3,099,113

What did the Fund invest in?
(as of January 31, 2025)
Top Ten Holdings
NGC CLO 2024-1A, LTD.	2.24%
Leader Capital Short Term High Yield Bond Fund, Institutional Class	1.81%
Black Diamond CLO 2024-1, LTD	1.75%
PGA National Resort Commerical Mortgage Trust	1.69%
OFSI Fund 2024-13A CLO, LTD.	1.68%
Golub Capital Partners CLO, LTD.	1.39%
Ocean Trails CLO XV, LTD.	1.39%
HIH Trust 2024-61P	1.29%
Invesco U.S. CLO 2023-4, LTD.	1.26%
Blackrock Shasta CLO XIII, LTD.	1.17%
Sector Breakdown (% of net assets)
Change in Accountant

On December 30, 2024, the Fund's Board of Trustees, upon recommendation from the Audit Committee, approved and appointed Tait, Weller & Baker, LLP as the independent registered public accounting firm for the Fund for the fiscal year ending July 31, 2025. Effective December 30, 2024, Sanville & Company ceased to serve as the Fund's independent registered public accounting firm. During the Fund's fiscal years ended July 31, 2024 and 2023, and the interim period ended December 30, 2024, there have been no disagreements with Sanville & Company on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures.

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund's prospectus, and proxy voting policies and procedures, please visit https://www.leadercapital.com/.

Householding

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 711-9164.

Leader Funds Trust Leader Capital High Quality Income Fund Class A - LCATX

Semi-Annual Shareholder Report

January 31, 2025

This semi-annual shareholder report contains important information about the Leader Capital High Quality Income Fund, Class A Shares, for the six months ended January 31, 2025, as well as certain changes to the Fund. You can find additional information at https://www.leadercapital.com/ or (800) 711-9164.

What were the Fund costs for the past six months?
(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 Investment*	Costs paid as a percentage of a $10,000 investment
Class A	$66	1.29%
*	Expenses paid during period are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period.
Key Fund Statistics
(as of January 31, 2025)
Fund Size (Millions)	$1,091,290,999
Number of Holdings	197
Annual Portfolio Turnover	41.69%
Total Advisory Fee	$3,099,113

What did the Fund invest in?
(as of January 31, 2025)
Top Ten Holdings
NGC CLO 2024-1A, LTD.	2.24%
Leader Capital Short Term High Yield Bond Fund, Institutional Class	1.81%
Black Diamond CLO 2024-1, LTD	1.75%
PGA National Resort Commerical Mortgage Trust	1.69%
OFSI Fund 2024-13A CLO, LTD.	1.68%
Golub Capital Partners CLO, LTD.	1.39%
Ocean Trails CLO XV, LTD.	1.39%
HIH Trust 2024-61P	1.29%
Invesco U.S. CLO 2023-4, LTD.	1.26%
Blackrock Shasta CLO XIII, LTD.	1.17%
Sector Breakdown (% of net assets)
Change in Accountant

On December 30, 2024, the Fund's Board of Trustees, upon recommendation from the Audit Committee, approved and appointed Tait, Weller & Baker, LLP as the independent registered public accounting firm for the Fund for the fiscal year ending July 31, 2025. Effective December 30, 2024, Sanville & Company ceased to serve as the Fund's independent registered public accounting firm. During the Fund's fiscal years ended July 31, 2024 and 2023, and the interim period ended December 30, 2024, there have been no disagreements with Sanville & Company on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures.

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund's prospectus, and proxy voting policies and procedures, please visit https://www.leadercapital.com/.

Householding

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 711-9164.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Companies.

Not applicable to open-end investment companies.

Item 6. Investments.

Included as part of the report to shareholders filed under Item 7 of this Form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Leader Capital Short Term High Yield Bond Fund

Investor Class – LCCMX
Institutional Class – LCCIX
Class A Shares – LCAMX
Class C Shares - LCMCX

Leader Capital High Quality Income Fund

Investor Class – LCTRX
Institutional Class – LCTIX
Class A Shares – LCATX
Class C Shares - LCCTX

Financial Statements and Other Information (Unaudited)
(Form N-CSR 7-11)

January 31, 2025

1-800-711-9164
www.leadercapital.com

Leader Capital Short Term High Yield Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2025

Shares		Fair Value
	PREFERRED STOCK — 0.5%
	INSTITUTIONAL FINANCIAL SERVICES — 0.1%
18,818	B Riley Financial, Inc. (a)(b)	$171,432
54,941	B Riley Financial, Inc. (a)(b)	530,730

	TOTAL PREFERRED STOCK - (Cost $1,269,289)	702,162

Principal Amount ($)		Series	Class	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 84.1%
	COLLATERALIZED LOAN OBLIGATIONS — 84.1%
1,000,000	Allegro CLO VI, LTD. (c)(d)	2018-6	Class E	10.115	1/17/2031	1,007,346
2,500,000	Allegro CLO X, LTD. (c)(d)	2019-1A	Class E	11.435	4/20/2032	2,481,442
4,900,000	Allegro CLO V-S, LTD. (c)(d)	2024-2A	Class E	11.797	7/24/2037	4,955,691
700,000	Ares CLO XLVIII, LTD. (c)(d)	2018-48	Class E	9.755	7/20/2030	707,007
1,000,000	Bain Capital Credit CLO 2019-4, LTD. (c)(d)	2019-4A	Class ER	12.280	4/23/2035	1,007,900
2,000,000	Bain Capital Credit CLO 2021-1, LTD. (c)(d)	2021-1A	Class E	11.055	4/18/2034	1,985,239
1,275,000	Battalion CLO XV, LTD. (c)(d)	2020-15A	Class E	10.915	1/17/2033	1,214,672
2,500,000	Battalion CLO XXII, LTD. (c)(d)	2021-22A	Class E	11.505	1/20/2035	2,348,361
4,900,000	BlueMountain CLO 2015-4, LTD. (c)(d)	2015-4R	Class ER	10.505	4/20/2030	4,865,164
1,000,000	BlueMountain CLO 2018-2, LTD. (c)(d)	2018-2	Class E	10.835	8/15/2031	952,583
3,390,000	BlueMountain CLO XXIX, LTD. (c)(d)	2020-29A	Class ER	11.748	7/25/2034	3,316,650
3,000,000	Bryant Park Funding 2024-24, LTD. (c)(d)	2024-24	Class E	11.164	10/15/2037	3,074,647
2,000,000	CQS US CLO 2022-2, LTD. (c)(d)	2022-2	Class E-1	11.143	7/20/2031	1,822,849
1,450,000	Canyon Capital CLO 2014-1, LTD. (c)(d)	2014-1R	Class DR	10.351	1/30/2031	1,397,325
2,500,000	Canyon CLO 2018-1, LTD. (c)(d)	2018-1A	Class E	10.668	7/15/2031	2,510,483
3,500,000	Carlyle Global Market Strategies CLO 2016-3, LTD. (c)(d)	2016-3	Class ERR	11.555	7/20/2034	3,504,388
1,000,000	Cathedral Lake VIII,LTD (c)(d)	2021-8A	Class E	12.040	1/20/2035	1,003,791
1,000,000	Columbia Cent CLO 31, LTD. (c)(d)	2021-31A	Class E	11.105	4/20/2034	966,343
2,500,000	Columbia Cent CLO 33, LTD. (c)(d)	2024-33A	Class E	11.453	4/20/2037	2,545,664
1,375,000	Dryden 42 Senior Loan Fund (c)(d)	2016-42A	Class ERR	11.156	7/15/2037	1,385,421
4,000,000	Dryden 95 CLO, LTD. (c)(d)	2021-95A	Class E	10.933	8/20/2034	4,016,611
500,000	Dryden 37 Senior Loan Fund (c)(d)	015-37R	Class ER	10.068	1/15/2031	489,337
1,650,000	Dryden 60 CLO, LTD. (c)(d)	2018-60A	Class E	10.518	7/15/2031	1,650,095
3,000,000	Dryden 97 CLO, LTD. (c)(d)	2022-97A	Class E	11.043	4/20/2035	2,988,764
2,000,000	Dryden 68 CLO, LTD. (c)(d)	2019-68A	Class ER	11.668	7/15/2035	1,960,316
2,000,000	Dryden 78 CLO, LTD. (c)(d)	2020-78A	Class ER	10.933	4/17/2037	2,014,932
1,000,000	1828 CLO, LTD. (c)(d)	2016-R	Class DR	11.508	10/15/2031	999,915
2,000,000	Fortress Credit BSL XIII, LTD. (c)(d)	2021-2A	Class E	11.465	7/10/2034	2,016,298
2,000,000	Gallatin CLO VIII 2017-1, LTD. (c)(d)	2017-1	Class ER	11.838	7/15/2031	1,878,042

See accompanying notes to financial statements.

Leader Capital Short Term High Yield Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

January 31, 2025

Principal Amount ($)		Series	Class	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 84.1% (Continued)
	COLLATERALIZED LOAN OBLIGATIONS — 84.1% (Continued)
1,000,000	HPS Loan Management 2021-16A, LTD. (c)(d)	2021-16A	Class E	11.052	1/23/2035	$1,000,716
3,700,000	Invesco CLO 2022-1A, LTD. (c)(d)	2022-1A	Class E	10.593	4/20/2035	3,638,505
2,000,000	Jefferson Mill CLO, LTD. (c)(d)	2015-R	Class ER	11.005	10/20/2031	1,967,422
2,000,000	KKR CLO 17, LTD. (c)(d)	2017	Class ER	12.308	4/15/2034	1,995,317
3,250,000	LCM XXXIV CLO, LTD. (c)(d)	2021-34A	Class E	11.095	10/20/2034	3,112,384
1,000,000	LCM XXXVII CLO, LTD. (c)(d)	2022-37A	Class E	12.286	4/15/2034	982,014
1,858,000	Marathon CLO XIII, LTD. (c)(d)	2019-1	Class A	11.898	4/15/2032	1,802,443
1,004,000	Marble Point CLO XXII, LTD. (c)(d)	2021-2	Class E	12.278	7/25/2034	989,478
2,000,000	Mountain View Funding CLO 2019-1A, LTD. (c)(d)	2019-1A	Class ER	12.278	10/15/2034	1,919,524
3,000,000	Mountain View CLO XV, LTD. (c)(d)	2019-2A	Class ER	12.726	7/15/2037	3,022,815
1,000,000	OZLM VI, LTD. (c)(d)	2018-6	Class DS	10.615	4/17/2031	945,045
1,500,000	OZLM XIX, LTD. (c)(d)	2017-19	Class DR	12.547	1/15/2035	1,483,707
4,000,000	Octagon Investment Partners 50 (c)(d)	2020-4A	Class A	11.718	1/15/2035	3,847,110
2,000,000	Orion CLO 2024-3, LTD. (c)(d)	2024-3A	Class E	10.926	7/25/2037	2,062,256
2,000,000	PPM CLO 3, LTD. (c)(d)	2019-3	Class A	11.175	7/17/2034	1,927,314
4,000,000	Parallel 2021-1 LTD. (c)(d)	2021-1A	Class E	11.388	7/15/2034	3,939,353
4,000,000	Parallel CLO LTD. (c)(d)	2021-1A	Class E	11.755	10/20/2034	3,970,434
1,000,000	Park Avenue Institutional Advisers CLO 2022-1, LTD. (c)(d)	2022-1A	Class D	11.583	4/20/2035	1,014,000
1,000,000	RRAM 2019-6A, LTD. (c)(d)	2019-6A	Class DR	10.768	4/15/2036	1,000,000
2,000,000	Sixth Street CLO XXVI, LTD. (c)(d)	2024-26A	Class E	10.497	10/18/2124	2,033,638
2,000,000	Sound Point CLO XXV, LTD. (c)(d)	2019-25R	Class ER	11.876	4/25/2033	2,000,000
500,000	Symphony CLO XVI, LTD. (c)(d)	2015-16R	Class ER	11.018	10/15/2031	468,264
1,100,000	Wind River 2018-2 CLO, LTD. (c)(d)	2018-2	Class E	10.668	7/15/2030	1,102,911
1,750,000	Trinitas CLO XI, LTD. (c)(d)	2019-11A	Class ER	12.188	7/15/2034	1,680,169
1,000,000	Vibrant CLO IX, LTD. (c)(d)	2018-9A	Class D	10.729	7/20/2031	991,398
500,000	Voya CLO 2019-2, LTD. (c)(d)	2019-2A	Class E	11.155	7/20/2032	504,252
2,000,000	Voya CLO 2020-1, LTD. (c)(d)	2020-1A	Class ER	10.919	7/16/2034	2,008,971
1,500,000	Wellfleet CLO X, LTD. (c)(d)	2019-XA	Class D-R	11.165	7/20/2032	1,422,140
1,000,000	Wellfleet CLO 2017-3, LTD. (c)(d)	2017-3A	Class D	10.115	1/17/2031	988,740
1,500,000	Wind River 2016-1K CLO, LTD. (c)(d)	2016-1K	Class ER	12.268	10/15/2034	1,273,210
2,000,000	Wind River 2017-1 CLO, LTD. (c)(d)	2017-1A	Class ER	11.615	4/18/2036	1,926,289
						118,087,095
	TOTAL ASSET BACKED SECURITIES — (Cost $114,610,957)					118,087,095

See accompanying notes to financial statements.

Leader Capital Short Term High Yield Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

January 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 3.6%
	FINANCIALS — 3.6%
5,250,000	New York Community Bancorp, Inc. (d)		7.573	11/6/28	$5,025,954
2,000,000	VTB Bank PJSC Via Eurasia DAC (b)(c)(e)(f)(g)(j)	H15T10Y + 8.067%	11.577	12/31/99	—
					5,025,954

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	NON U.S. GOVERNMENT & AGENCIES — 0.3%
	SOVEREIGN — 0.3%
336,515	Ukraine Government International Bond (c)(g)(h)	1.750	2/1/2029	236,822
144,220	Ukraine Government International Bond (c)(g)(h)	1.750	2/1/2034	81,512
26,260	Ukraine Government International Bond (c)(g)(h)(j)	0.00%	2/1/2030	14,935
98,130	Ukraine Government International Bond (c)(g)(h)(j)	0.00%	2/1/2034	42,561
82,926	Ukraine Government International Bond (c)(g)(h)(j)	0.00%	2/1/2035	51,331
69,105	Ukraine Government International Bond (c)(g)(h)(j)	0.00%	2/1/2036	42,586
				469,747
	TOTAL NON U.S. GOVERNMENT & AGENCIES — (Cost $975,037)			469,747

See accompanying notes to financial statements.

Leader Capital Short Term High Yield Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

January 31, 2025

Shares		Effective Yield (%)	Fair Value
	SHORT TERM INVESTMESTS — 12.5%
	MONEY MARKET FUNDS — 12.5%
17,476,054	First American Government Obligations Fund, Class X (i)	4.323	$17,476,054

	TOTAL SHORT TERM INVESTMESTS — (Cost $17,476,054)		17,476,054

	TOTAL INVESTMENTS — 101.0% — (Cost $140,951,031)		141,761,012
	LIABILITIES IN EXCESS OF OTHER ASSETS — (1.0%)		(1,342,342)
	NET ASSETS — 100.0%		$140,418,670

LTD - Limited Company

PJSC - Public Joint-Stock Company

DAC - Designated Activity Company

H15T10Y - U.S. Treasury Yield Curve Rate T Note 10 Year Constant Maturity

(a)	Rate shown represents the dividend rate as of January 31, 2025.

(b)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer at any time.

(c)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2025, the total market value of 144A securities is $118,556,842 or 84.4% of net assets.

(d)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(e)	The Liquidity Administrator has determined that these securities are illiquid. As of January 31, 2025, these securities amounted to $0 or 0.0% of net assets.

(f)	Level 3 fair valued securities. The value of these securities have been determined in good faith by the Valuation Designee under the policies adopted by the Board of Trustees. See Note 2.

(g)	Variable rate security; the rate shown represents the rate as of January 31, 2025.

(h)	Ukraine won approval for a debt-payment freeze from the holders of its international bonds to defer coupon and principal payments until a future date.

(i)	Rate disclosed is the seven day effective yield as of January 31, 2025.

(j)	Non-income producing security.

See accompanying notes to financial statements.

Leader Capital High Quality Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2025

Shares		Fair Value
	COMMON STOCK — 0.0%
	FORESTRY, PAPER & WOOD PRODUCTS — 0.0%
6,504,248	Boxabl, Inc. (a)(b)(c)(d)	$—

	TOTAL COMMON STOCK — (Cost $411,068)	—

	AFFILIATED INVESTMENT COMPANIES — 1.8%
	OPEN-END MUTUAL FUNDS — 1.8%
2,393,626	Leader Capital Short Term High Yield Bond Fund, Institutional Class	19,747,415

	TOTAL AFFILIATED INVESTMENT COMPANIES — (Cost $19,250,713)	19,747,415

	EXCHANGE TRADED FUNDS — 0.4%
	INFORMATION TECHNOLOGY — 0.4%
100,000	GraniteShares 2x Long NVDA Daily ETF	4,903,000

	TOTAL EXCHANGE TRADED FUNDS — (Cost $5,208,908)	4,903,000

Principal Amount ($)		Series	Class	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 85.4%
	COLLATERALIZED LOAN OBLIGATIONS — 75.0%
4,000,000	AB BSL CLO 5 LTD. (d)(e)	2024-5	Class D-2	8.570	1/22/2038	4,124,656
1,500,000	AMMC CLO 26, LTD. (d)(e)	2023-26	Class B-1	6.752	4/15/2036	1,508,039
1,000,000	AMMC CLO 26, LTD. (d)(e)	2023-26	Class C	7.702	4/15/2036	1,006,848
3,700,000	Ares LXX CLO, LTD. (d)(e)	2023-70A	Class B-1	7.026	10/25/2035	3,735,667
6,000,000	Ares LXX CLO, LTD. (d)(e)	2023-70A	Class C	7.526	10/25/2035	6,062,079
4,000,000	Athena CLO 2024-3A, LTD. (d)(e)	2024-3A	Class B	7.043	4/20/2036	4,047,234
6,000,000	Athena CLO 2024-3A, LTD. (d)(e)	2024-3A	Class C	7.793	4/20/2036	6,105,896
6,000,000	Alantic Avenue CLO 2024-2A, LTD. (d)(e)	2024-2A	Class C	7.393	4/20/2037	6,119,944
6,000,000	Atlantic Avenue 2023-1A, LTD. (d)(e)	2023-1A	Class C	7.943	10/20/2036	6,086,582
2,250,000	Atlas Senior Loan Fund XXI, LTD. (d)(e)	2023-21A	Class C	8.493	7/20/2035	2,288,609
5,640,000	Atlas Senior Loan Fund XVII, LTD. (d)(e)	2021-17A	Class C	6.905	10/20/2034	5,668,854
4,000,000	Atrium CLO 2017-13, LTD. (d)(e)	2017-13	Class C	6.352	11/21/2030	4,009,548
7,875,000	BRSP 2024-FL2, LTD (d)(e)	2024-FL2	Class C	7.842	8/19/2037	8,001,524
2,000,000	Bain Capital Credit CLO 2023-4, LTD. (d)(e)	2023-4	Class B	6.793	10/21/2036	2,020,744
2,000,000	Bain Capital Credit CLO 2023-4, LTD. (d)(e)	2023-4	Class C	7.193	10/21/2036	2,020,430
2,000,000	Ballyrock CLO 25, LTD. (d)(e)	2023-25A	Class B	7.426	1/25/2036	2,000,000
3,000,000	Ballyrock CLO 25, LTD. (d)(e)	2023-25A	Class C-R2	8.040	1/25/2038	3,000,000
8,000,000	Barings CLO 2019-II, LTD. (d)(e)	2019-2A	Class D2R-R	8.552	1/15/2038	8,186,309
5,000,000	Battalion CLO IX, LTD. (d)(e)	2015-9A	Class DR	7.814	7/15/2031	5,034,360

See accompanying notes to financial statements.

Leader Capital High Quality Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

January 31, 2025

Principal Amount ($)		Series	Class	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 85.4% (Continued)
	COLLATERALIZED LOAN OBLIGATIONS — 75.0% (Continued)
1,000,000	Battalion CLO X 2016-10R2, LTD. (d)(e)	2016-10R2	Class B-R2	6.608	1/24/2035	$1,004,333
2,000,000	Battalion CLO 2021-19, LTD. (d)(e)	2021-19	Class B	6.164	4/15/2034	2,006,156
1,000,000	Beechwood Park CLO 2019-1R. LTD. (d)(e)	2019-1R	Class B-2A-R	6.053	1/17/2035	1,003,507
2,000,000	Benefit Street Partners CLO VIII, LTD. (d)(e)	2015-8R	Class B-R	6.405	1/20/2031	2,004,749
3,000,000	Benefit Street Partners CLO XXXII, LTD. (d)(e)	2023-32A	Class B	7.026	10/25/2036	3,028,919
4,000,000	Birch Grove CLO 2023-6A, LTD. (d)(e)	2023-6A	Class C	7.693	7/20/2035	4,032,692
5,000,000	Birch Grove CLO 2021-2A, LTD. (d)(e)	2021-2A	Class C	6.343	10/19/2037	5,027,454
3,000,000	Birch Grove CLO 7, LTD. (d)(e)	2023-7A	Class B	7.143	10/20/2036	3,037,855
5,000,000	Birch Grove CLO 7, LTD. (d)(e)	2023-7A	Class C	7.543	10/20/2036	5,060,379
19,000,000	Black Diamond CLO 2024-1, LTD (d)(e)	2024-1A	Class C	6.979	10/25/2037	19,091,037
10,000,000	BlackRock Baker CLO 2021-8A, LTD. (d)(e)	2021-8A	Class C	7.164	1/15/2034	10,057,874
4,000,000	Blackrock Shasta CLO XIII, LTD. (d)(e)	2024-1A	Class B	6.602	7/15/2036	4,030,966
12,500,000	Blackrock Shasta CLO XIII, LTD. (d)(e)	2024-1A	Class C	7.352	7/15/2036	12,721,813
5,200,000	Blue Mountain Fuji US CLO 2018-3, LTD. (d)(e)	2018-3	Class C	6.264	1/15/2030	5,217,821
2,400,000	Blue Mountain CLO 2016-3R, LTD. (d)(e)	2016-3R	Class C-R	6.985	11/15/2030	2,405,934
1,000,000	Blue Mountain CLO XXII 2018-22, LTD. (d)(e)	2018-22	Class C	6.514	7/15/2031	1,003,979
3,000,000	BlueMountain CLO XXXI, LTD. (d)(e)	2021-31A	Class C	6.555	4/19/2034	3,013,967
2,150,000	Brightwood Capital MM CLO 2023-1, LTD. (d)(e)	2023-1A	Class D	10.762	10/15/2035	2,214,493
8,000,000	Brightwood Capital MM CLO 2024-2A, LTD. (d)(e)	2024-2A	Class C	8.152	4/15/2036	8,167,690
6,000,000	Bryant Park Funding 2023-21, LTD. (d)(e)	2023-21	Class B	7.043	10/20/2036	6,072,803
2,000,000	Bryant Park Funding 2023-21, LTD. (d)(e)	2023-21	Class C	7.793	10/20/2036	2,026,943
5,000,000	Bryant Park Funding 2024-25, LTD. (d)(e)	2024-2425	Class D-2	8.521	1/18/2038	5,155,320
6,000,000	CFIP CLO 2017-1R, LTD. (d)(e)	2017-1R	Class C-R	7.155	10/18/2034	6,034,595
4,000,000	CIFC Funding 2014-II-R, LTD. (d)(e)	2014-II-2RA	Class D-2A-R	9.297	10/24/2037	4,096,303
2,500,000	CIFC Funding 2014-III-R2, LTD. (d)(e)	2014-III-R2	Class C-R2	6.902	10/22/2031	2,508,861
6,000,000	Canyon CLO 2023-1, LTD. (d)(e)	2023-1A	Class B	6.952	10/15/2036	6,068,581
3,000,000	Canyon CLO 2023-1, LTD. (d)(e)	2023-1A	Class C	7.302	10/15/2036	3,032,428
3,000,000	Carlyle Global Market Strategies CLO 2013-3R, LTD. (d)(e)	2013-3R	Class B-R	6.264	10/15/2030	3,007,281
1,000,000	Carlyle Global Market Strategies CLO 2014-1-R2, LTD. (d)(e)	2014-1R2	Class C-R2	6.365	4/17/2031	1,002,349

See accompanying notes to financial statements.

Leader Capital High Quality Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

January 31, 2025

Principal Amount ($)		Series	Class	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 85.4% (Continued)
	COLLATERALIZED LOAN OBLIGATIONS — 75.0% (Continued)
1,000,000	Carlyle Global Market Strategies CLO 2014-5RR, LTD. (d)(e)	2014-5RR	Class C-RR	6.814	7/15/2031	$1,003,274
1,000,000	Carlyle US CLO 2021-8, LTD. (d)(e)	2021-8	Class B	6.214	10/15/2034	1,003,708
5,000,000	Carlyle US CLO 2022-6, LTD. (d)(e)	2022-6A	Class B-R	7.026	10/25/2036	5,048,191
9,500,000	Carlyle US CLO 2022-6, LTD. (d)(e)	2022-6A	Class C-R	7.476	10/25/2036	9,596,464
4,000,000	Carlyle US CLO 2023-2, LTD. (d)(e)	2023-2	Class C	7.293	7/20/2036	4,034,172
5,000,000	Carlyle US CLO 2023-5, LTD. (d)(e)	2023-5	Class B	7.267	1/27/2036	5,065,586
10,000,000	Carlyle US CLO 2023-5, LTD. (d)(e)	2023-5	Class C	7.617	1/27/2036	10,159,921
5,000,000	Carlyle US CLO 2023-1, LTD. (d)(e)	2023-1	Class B	6.893	7/20/2035	5,042,967
3,000,000	CarVal CLO IX-C, LTD. (d)(e)	2024-1A	Class C	6.793	4/20/2037	3,041,366
2,000,000	Churchill Middle Market CLO, LTD. (d)(e)	2024-1A	Class B	6.943	4/20/2036	2,020,797
7,000,000	Columbia Cent CLO 2024-33A, LTD. (d)(e)	2024-33A	Class C-1	6.993	4/20/2037	7,074,033
2,500,000	Columbia Cent CLO 32 LTD. (d)(e)	2022-32A	Class C-1	7.467	7/24/2034	2,517,772
3,000,000	Cook Park CLO 2018-1A, LTD. (d)(e)	2018-1A	Class C	6.315	4/17/2030	3,006,913
1,280,000	Crestline Denali CLO XIV, LTD. (d)(e)	2016-14R	Class C-R	6.902	10/23/2031	1,284,554
2,000,000	Crown City CLO IV, LTD. (d)(e)	2022-4A	Class B-1R	7.093	4/20/2037	2,036,072
8,000,000	Diameter Capital CLO 5 (d)(e)	2023-5A	Class A-2	6.702	10/15/2036	8,074,979
6,600,000	Dryden 93 CLO, LTD. (d)(e)	2021-93A	Class D-2R	8.400	1/15/2038	6,765,092
1,000,000	Dryden 49R Senior Loan Fund (d)(e)	2017-49R	Class C-R	6.605	7/18/2030	1,002,753
3,500,000	Dryden 42 Senior Loan Fund (d)(e)	2016-42A	Class D-1B-RR	8.802	7/15/2037	3,573,396
2,625,000	Dryden 42 Senior Loan Fund (d)(e)	2016-42A	Class D-2R	9.402	7/15/2037	2,694,624
2,000,000	Dryden 80A Senior Loan Fund (d)(e)	2019-80A	Class C-R	6.453	1/17/2033	2,004,500
1,000,000	Dryden 30-R Senior Loan Fund (d)(e)	2013-30R	Class C-R	6.485	11/15/2028	1,002,079
8,000,000	Dryden Senior Loan Fund (d)(e)	2023-107	Class C	7.724	8/15/2035	8,074,126
4,100,000	Elevation CLO 2020-11, LTD. (d)(e)	2020-11	Class D-1B-R	9.302	10/15/2037	4,203,355
1,000,000	Elevation CLO 2017, LTD. (d)(e)	2017-8	Class C	6.938	10/25/2030	1,005,476
10,750,000	Elevation CLO 2023-17, LTD. (d)(e)	2023-17A	Class C	7.793	10/20/2036	10,895,007
3,750,000	Elmwood CLO VII (d)(e)	2020-4A	Class C-RR	6.604	10/17/2037	3,774,335
7,572,000	FS Rialto 2024-FL9 (d)(e)	2024-FL9	Class C	6.944	10/19/2039	7,589,491
3,635,000	Galaxy CLO XV 2013-15RR, LTD. (d)(e)	2013-15RR	Class C-RR	6.414	10/15/2030	3,643,490
8,000,000	Generate CLO 4, LTD. (d)(e)	2024-4RR	Class D-2R-R	9.093	7/20/2037	8,151,137
9,000,000	Golub Capital Partners CLO, LTD. (d)(e)	2024-71B	Class C	7.122	2/9/2037	9,077,633
15,000,000	Golub Capital Partners CLO, LTD. (d)(e)	2024-71A	Class C	7.772	2/9/2037	15,220,520
2,450,000	Greywolf CLO II, LTD. (d)(e)	2013-1A	Class A1	6.162	4/15/2034	2,458,866
3,437,000	Greystone CRE Notes - 2024-HC3 (d)(e)	2024-HC3	Class B	7.939	9/15/2041	3,449,910
5,156,000	Greystone CRE Notes - 2024-HC3 (d)(e)	2024-HC3	Class C	8.739	9/15/2041	5,181,205

See accompanying notes to financial statements.

Leader Capital High Quality Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

January 31, 2025

Principal Amount ($)		Series	Class	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 85.4% (Continued)
	COLLATERALIZED LOAN OBLIGATIONS — 75.0% (Continued)
2,181,000	Greywolf CLO 2015-5R, LTD. (d)(e)	2015-5R	Class A-2-R	6.568	1/25/2031	$2,190,200
2,000,000	HalseyPoint CLO II, LTD. (d)(e)	202-2A	Class D-2R	9.293	7/20/2037	2,048,379
10,000,000	Hayfin US XII, LTD. (d)(e)	2024-15A	Class C	7.317	4/28/2037	10,143,844
3,000,000	HPS Loan Management 2013-2, LTD. (d)(e)	2013-2	Class B-R	6.455	10/20/2029	3,013,445
1,000,000	ICG U.S. CLO 2020-1A, LTD. (d)(e)	2020-1A	Class A-DR	8.155	1/20/2035	986,130
4,600,000	ICG US CLO 2017-IRR, LTD. (d)(e)	2017-1RR	Class C-RR	7.279	7/28/2034	4,624,919
13,500,000	Invesco U.S. CLO 2023-4, LTD. (d)(e)	2023-4A	Class C	7.293	1/18/2037	13,712,675
5,000,000	KKR CLO 36, LTD. (d)(e)	2021-36A	Class C	6.714	10/15/2034	5,024,253
7,500,000	KREF 2021-FL2, LTD. (d)(e)	2021-FL2	Class A-S	5.716	2/15/2039	7,500,427
1,250,000	LCM XVI 2014-16R, LTD. (d)(e)	2014-16RR	Class C-R2	6.714	10/15/2031	1,253,645
2,000,000	LCM XIV 2013-14R, LTD. (d)(e)	2013-14R	Class C-R	6.405	7/20/2031	2,008,963
5,000,000	LCM XVIII 2015-18R, LTD. (d)(e)	2015-18R	Class C-R	6.405	7/20/2031	5,025,308
3,682,645	LCM XXII, LTD. (d)(e)	2018-22R	Class B-R	6.555	10/20/2028	3,700,522
3,000,000	LCM XVII 2014-17RR, LTD. (d)(e)	2014-17RR	Class C-RR	6.664	10/15/2031	3,014,934
6,600,000	LCM XXV 2018-26, LTD. (d)(e)	2018-26	Class C	6.355	1/20/2031	6,629,579
3,500,000	LCM 2019-30R, LTD. (d)(e)	2019-30R	Class C-R	6.555	4/20/2031	3,513,845
500,000	LCM XXIII CLO, LTD. (d)(e)	2020-23A	Class B-R	6.755	10/20/2029	502,738
3,600,000	LCM 40, LTD. (d)(e)	2024-40A	Class D-2R	9.232	1/15/2038	3,690,000
3,000,000	LoanCore 2021-CRE5 Issuer, LTD. (d)(e)	2025-CRE8	Class E	7.860	1/17/2030	2,992,500
8,000,000	LoanCore 2021-CRE5 Issuer LTD. (d)(e)	2021-CRE5	Class AS	6.171	7/16/2036	8,020,797
5,925,000	MF1 2021-FL5, LTD. (d)(e)	2021-FL5	Class E	7.420	7/15/2036	5,886,938
3,006,000	MF1 2021-FL7, LTD. (d)(e)	2021-FL7	Class C	6.463	10/18/2036	2,969,064
5,000,000	MF1 2021-FL7, LTD. (d)(e)	2021-FL7	Class E	7.213	10/18/2036	4,874,912
11,000,000	Madison Park Funding XXXVI 2019-36A, LTD. (d)(e)	2019-36	Class D-2	8.003	4/15/2035	11,000,000
2,000,000	Madison Park Funding LXIX 2024-69A, LTD. (d)(e)	2024-69	Class D-2	10.084	7/25/2037	2,050,702
1,500,000	MAGNETITE XLI, LTD. (d)(e)	2024-41	Class D-2	8.364	1/25/2038	1,500,854
1,500,000	MF1 2024-FL15, LTD. (d)(e)	2024-FL15	Class B	6.790	8/18/2041	1,506,432
3,000,000	MF1 2024-FL15, LTD. (d)(e)	2024-FL15	Class C	7.239	8/18/2041	3,016,618
10,400,000	Nassau 2018-II CLO, LTD (d)(e)	2018-IIA	Class C	7.114	10/15/2031	10,456,940
3,500,000	Nassau 2019-I CLO, LTD. (d)(e)	2019-IA	Class B-R	7.164	4/15/2031	3,519,162
5,000,000	Nassau 2019-II CLO, LTD. (d)(e)	2019-IIA	Class BN	7.014	10/15/2032	5,035,600
1,000,000	Neuberger Berman CLO XXII, LTD. (d)(e)	2016-22	Class D-2R	9.053	4/17/2038	1,025,734
2,500,000	Neuberger Berman Loan Advisers CLO 26, LTD. (d)(e)	2017-26	Class D-2R	8.643	10/18/2038	2,537,320
2,500,000	Newark BSL CLO 2017-2R, LTD. (d)(e)	2017-2R	Class B-R	6.638	7/25/2030	2,505,895
24,000,000	NGC CLO 2024-1A, LTD. (d)(e)	2024-1A	Class C	6.943	7/20/2037	24,418,615
2,000,000	NGC CLO 2024-1A D1, LTD. (d)(e)	2024-1A	Class D1	8.493	7/20/2037	2,031,316
12,000,000	Northwoods Capital CLO 2020-22A, LTD. (d)(e)	2020-22A	Class C-RR	7.209	3/16/2037	12,195,811

See accompanying notes to financial statements.

Leader Capital High Quality Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

January 31, 2025

Principal Amount ($)		Series	Class	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 85.4% (Continued)
	COLLATERALIZED LOAN OBLIGATIONS — 75.0% (Continued)
5,000,000	Northwoods Capital XV, LTD. (d)(e)	2017-15	Class C-1-R	7.116	6/20/2034	$5,027,176
12,200,000	Northwoods Capital XI-B, LTD. (d)(e)	2018-11BA	Class C-R	6.793	7/19/2037	12,338,082
4,000,000	OCP CLO 2014-5R, LTD. (d)(e)	2014-5R	Class B-R	6.679	4/26/2031	4,015,939
2,000,000	OCP CLO 2014-7RR, LTD. (d)(e)	2014-7RR	Class B-1-RR	6.805	7/20/2029	2,006,695
1,200,000	OFSI BSL IX, LTD. (d)(e)	2018-1A	Class C	6.564	7/15/2031	1,203,178
9,000,000	OFSI BSL IX, LTD. (d)(e)	2018-1A	Class B-1-R	6.102	7/15/2031	9,031,296
1,990,000	OZLM XXII, LTD. (d)(e)	2018-22	Class B	6.365	1/17/2031	1,997,929
18,000,000	OFSI Fund 2024-13A CLO, LTD. (d)(e)	2024-13A	Class C	6.993	4/20/2037	18,281,138
5,625,000	OFSI BSL XIV CLO, LTD (d)(e)	2024-14	Class D-2	9.443	7/20/2037	5,779,754
5,589,000	OAKC192 BRR USD (d)(e)	2019-2R	Class B-R	6.502	10/15/2037	5,614,254
2,000,000	Oaktree CLO 2024-27, LTD. (d)(e)	2024-27	Class D-2	8.980	10/22/2037	2,040,833
15,000,000	Ocean Trails CLO XV, LTD. (d)(e)	2024-15A	Class C	7.152	1/15/2037	15,218,381
1,000,000	OCP CLO 2019-16R, LTD. (d)(e)	2019-16R	Class C-R	6.401	4/10/2033	1,003,442
3,000,000	Octagon Investment Partners 46, LTD. (d)(e)	2020-2A	Class C-R	6.764	7/15/2036	3,013,333
5,000,000	Octagon Investment Partners 46, LTD. (d)(e)	2020-2A	Class DR	7.864	7/15/2036	4,994,775
1,000,000	Octagon Investment Partners XVI, LTD. (d)(e)	2013-16R	Class B-R	6.165	7/17/2030	1,003,786
1,000,000	Octagon Investment Partners XVII, LTD. (d)(e)	2014-17-R2	Class C-R2	6.588	1/25/2031	1,002,980
6,000,000	OFSI BSL XII CLO, LTD. (d)(e)	2023-12A	Class D-2R	8.003	1/20/2035	6,000,000
1,500,000	PPM CLO 3, LTD. (d)(e)	2019-3	Class A	7.665	7/17/2034	1,492,732
5,000,000	Park Avenue Institutional Advisers CLO 2018-1, LTD. (d)(e)	2018-1R	Class B-R	6.655	10/20/2031	5,014,419
1,000,000	Signal Peak CLO 5, LTD. (d)(e)	2018-5A	Class CR	7.326	4/25/2037	1,015,803
10,000,000	Sound Point CLO IX, LTD. (d)(e)	2015-2A	Class CR-RR	7.055	7/20/2032	10,055,794
8,440,000	Sound Point CLO IV-R, LTD. (d)(e)	2018-4R	Class C	6.805	4/18/2031	8,482,022
2,500,000	Sound Point CLO VII-R, LTD. (d)(e)	2018-7R	Class C	6.802	10/23/2031	2,508,428
6,250,000	Steele Creek CLO, LTD. (d)(e)	2016-1	Class DR	7.520	6/15/2031	6,242,753
6,500,000	Steele Creek CLO, LTD. (d)(e)	2018-1A	Class D	7.414	4/15/2031	6,542,087
5,000,000	Sycamore Tree CLO 2024-5A, LTD. (d)(e)	2024-5A	Class C	7.043	4/20/2036	5,031,361
6,000,000	Symphony CLO 2014-15R3, LTD. (d)(e)	2014-15R3	Class C-R3	4.778	1/17/2032	6,029,438
8,000,000	TCW CLO 2021-1, LTD. (d)(e)	2021-1A	Class D2R-1	8.351	1/20/2038	8,245,193
1,020,000	TCI-Symphony CLO 2017-1R, LTD. (d)(e)	2017-1R	Class C-R	6.364	7/15/2030	1,022,383
500,000	TICP CLO VII, LTD. (d)(e)	2017-7A	Class DR	7.764	4/15/2034	501,694
2,000,000	Trinitas CLO X, LTD. (d)(e)	2019-10A	Class CR	6.802	1/15/2035	2,003,983
6,500,000	Trinitas CLO XXII, LTD. (d)(e)	2023-22A	Class ER	8.093	7/20/2036	6,576,978
3,000,000	Trinitas CLO VII Ltd., Series 2017-7A, Class D1R (d)(e)	2017-7A	Class D1R	8.388	1/25/2035	2,957,590

See accompanying notes to financial statements.

Leader Capital High Quality Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

January 31, 2025

Principal Amount ($)		Series	Class	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 85.4% (Continued)
	COLLATERALIZED LOAN OBLIGATIONS — 75.0% (Continued)
2,000,000	Trinitas CLO IX, LTD. (d)(e)	2018-9A	Class C-RR	6.805	1/20/2032	$2,009,957
2,500,000	Trinitas CLO XV, LTD. (d)(e)	2021-15A	Class C	6.902	4/22/2034	2,514,016
2,500,000	Trysail CLO 2021-1, LTD. (d)(e)	2021-1A	Class C	6.955	7/20/2032	2,513,021
8,000,000	VCC CLO 1 2024-1A (d)(e)	2024-1A	Class C	7.120	10/20/2036	8,035,800
1,800,000	Vibrant CLO VIII, LTD. (d)(e)	2018-8A	Class B-1	6.355	1/20/2031	1,804,275
1,200,000	Vibrant CLO XR, LTD. (d)(e)	2018-10RA	Class B	7.143	4/20/2036	1,217,016
1,250,000	Voya CLO 2015-3R, LTD. (d)(e)	2015-3R	Class B-R	6.755	10/20/2031	1,253,894
1,000,000	Voya CLO 2014-4, LTD. (d)(e)	2014-4A	Class C-RR	7.899	7/14/2031	1,008,176
1,300,000	Voya CLO 2012-4R3, LTD. (d)(e)	2012-4R3	Class B-R3	6.868	10/15/2030	1,303,327
1,590,000	Voya CLO 2024-1, LTD. (d)(e)	2024-1A	Class C	6.702	4/15/2037	1,614,179
4,000,000	Warwick Capital CLO 2023-2, LTD. (d)(e)	2023-2A	Class B	7.002	1/15/2037	4,056,352
3,500,000	Warwick Capital CLO 2023-2, LTD. (d)(e)	2023-2A	Class C	7.752	1/15/2037	3,556,083
5,500,000	Warwick Capital CLO 2024-3A, LTD. (d)(e)	2024-3A	Class C	7.043	4/20/2037	5,587,437
1,500,000	Warwick Capital CLO 2023-1, LTD. (d)(e)	2023-1A	Class C	7.943	10/20/2036	1,521,642
5,000,000	Wellfleet CLO X, LTD. (d)(e)	2019-XA	Class C-R2	7.590	7/20/2032	4,992,473
5,500,000	Wellfleet CLO 2021-2A, LTD. (d)(e)	2021-2A	Class C	6.914	7/15/2034	5,529,877
1,000,000	Wellfleet CLO 2021-2A, LTD. (d)(e)	2021-2A	Class D	8.164	7/15/2034	1,004,746
3,000,000	Wind River 2021-2 CLO, LTD. (d)(e)	2021-2A	Class C	6.505	7/20/2034	3,013,688
4,000,000	Wind River 2019-1 CLO, LTD. (d)(e)	2019-1A	Class CR	6.805	7/20/2034	4,023,930
4,200,000	Wind River 2017-3 CLO, LTD. (d)(e)	2017-3A	Class CR	7.064	4/15/2035	4,222,992
7,500,000	Wind River 2021-4 CLO, LTD. (d)(e)	2021-4A	Class D	7.755	1/20/2035	7,481,959
7,000,000	Wind River 2021-1A CLO, LTD. (d)(e)	2021-1A	Class C	7.093	4/20/2037	7,116,229
						818,747,883
	COMMERCIAL MORTGAGE-BACKED SECURITIES — 10.4%
1,054,000	AREIT 2025-CRE10 LTD. (d)(e)			7.880	12/17/2029	1,051,365
5,000,000	BBCMS Trust 2015-SRCH (d)			4.798	8/10/2035	4,627,905
7,000,000	BBCMS 2018-TALL Mortgage Trust (d)(e)			5.226	3/15/2037	6,762,207
1,000,000	BX Commercial Mortgage Trust 2024-AIR2 (d)(e)			6.548	10/15/2041	1,002,181
5,110,000	COMM 2015-LC19 Mortgage Trust (d)(e)			3.829	2/10/2048	5,089,482
9,000,000	CONE Trust — 2024-DFW1 (d)(e)			7.346	8/15/2026	9,005,433
4,525,000	HONO 2021-LULU Mortgage Trust (d)(e)			6.272	12/15/2036	4,437,124
10,000,000	HIH Trust 2024-61P (d)(e)			6.647	10/15/2026	10,047,795
14,000,000	HIH Trust 2024-61P (d)(e)			7.147	10/15/2026	14,066,230
6,000,000	HYT Commercial Mortgage Trust 2024-RGCY (d)(e)			7.146	9/15/2041	6,010,914

See accompanying notes to financial statements.

Leader Capital High Quality Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

January 31, 2025

Principal Amount ($)		Series	Class	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 85.4% (Continued)
	COMMERCIAL MORTGAGE-BACKED SECURITIES — 10.4% (Continued)
5,000,000	JP Morgan Chase Commercial Mortgage Securities Trust (d)(e)			3.377	1/5/2039	$4,552,973
5,000,000	Morgan Stanley Capital I, Inc. Series 2024-BPR2 (d)(e)			8.752	5/5/2041	5,065,118
5,000,000	NYC Trust Commercial Mortgage Securities Trust (d)(e)			7.146	8/15/2029	5,028,720
5,000,000	One New York Plaza Trust (d)(e)			6.622	1/16/2036	4,684,979
18,410,000	PGA National Resort Commerical Mortgage Trust (d)(e)			7.096	6/15/2026	18,456,198
5,718,000	RCO X MORTGAGE LLC 2025-1 (d)(e)			8.353	1/25/2030	5,717,987
2,500,000	SG Commercial Mortgage Securities Trust 2016-C5 (d)(e)			4.812	10/10/2048	2,253,607
6,000,000	VASA Trust 2021-VASA (d)(e)			5.322	7/15/2039	5,797,969
						113,658,187
	TOTAL ASSET BACKED SECURITIES — (Cost $917,375,269)					932,406,070

Shares		Effective Yield (%)	Fair Value
	SHORT TERM INVESTMENTS — 13.4%
	MONEY MARKET FUNDS — 13.4%
145,553,588	First American Government Obligations Fund, Class X (f)	4.323	145,553,588

	TOTAL SHORT TERM INVESTMENTS — (Cost $145,553,588)		145,553,588

	TOTAL INVESTMENTS — 101.0% — (Cost $1,087,799,546)		1,102,610,073
	LIABILITIES IN EXCESS OF OTHER ASSETS — (1.0%)		(11,319,074)
	NET ASSETS — 100.0%		$1,091,290,999

LTD - Limited Company

(a)	The Liquidity Administrator has determined that these securities are illiquid. As of January 31, 2025, these securities amounted to $0 or 0.0% of net assets.

(b)	Level 3 fair valued securities. The value of these securities have been determined in good faith by the Valuation Designee under the policies adopted by the Board of Trustees. See Note 2.

(c)	Non-income producing security.

(d)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2025, the total market value of 144A securities is $932,406,070 or 85.4% of net assets.

(e)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(f)	Rate disclosed is the seven day effective yield as of January 31, 2025.

See accompanying notes to financial statements.

Leader Funds Trust

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
January 31, 2025

	Leader Capital Short Term High Yield Bond Fund	Leader Capital High Quality Income Fund
ASSETS
Investments in securities of unaffiliated issuers at cost:	$140,951,031	$1,068,548,833
Investments in securities of affiliated issuers at cost:	—	19,250,713
Investments in securities of unaffiliated issuers at value:	141,761,012	1,082,862,658
Investments in securities of affiliated issuers at value:	—	19,747,415
Receivable for fund shares sold	1,400,825	8,654,442
Receivable from issuer	736,130	—
Dividends and interest receivable	948,192	4,413,005
Prepaid expenses and other assets	313,761	1,026,270
Receivable from affiliated issuers	—	765,960
TOTAL ASSETS	145,159,920	1,117,469,750

LIABILITIES
Payable for securities purchased	—	22,473,889
Payable for fund shares redeemed	53,192	2,114,642
Payable for fund shares distributed	370,543	626,143
Accrued investment advisory fees	57,375	642,672
Accrued fund administration, fund accounting, and transfer agency fees	1,320	39,119
Accrued distribution (12b-1) fees	76,798	83,869
Accrued professional fees	52,210	14,271
Accrued expenses and other liabilities	2,114	184,146
TOTAL LIABILITIES	4,741,250	26,178,751
NET ASSETS	$140,418,670	$1,091,290,999

NET ASSETS CONSIST OF:
Paid-in capital	222,175,787	1,127,379,403
Accumulated deficit	(81,757,117)	(36,088,404)
NET ASSETS	$140,418,670	$1,091,290,999

See accompanying notes to financial statements.

Leader Funds Trust

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
January 31, 2025

	Leader Capital Short Term High Yield Bond Fund	Leader Capital High Quality Income Fund
Net Asset Value Per Share:
Investor Class Shares:
Net Assets	$40,462,909	$73,055,660
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	4,882,053	6,542,074
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$8.29	$11.17
Institutional Class Shares:
Net Assets	$99,955,761	$1,011,330,067
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	12,119,088	90,321,452
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$8.25	$11.20
Class A Shares: (1)
Net Assets	$—	$6,905,272
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	—	590,801
Net asset value (Net Assets ÷ Shares Outstanding), and redemption price per share	$—	$11.69
Offering price per share (net asset value plus maximum sales charge of 4.00%)	$—	$12.18

(1)	Class A shares are normally subject to a 1.00% CDSC on shares redeemed within the first 18 months of purchase.

See accompanying notes to financial statements.

Leader Funds Trust

STATEMENTS OF OPERATIONS (Unaudited)
For the Period Ended January 31, 2025

	Leader Capital Short Term High Yield Bond Fund	Leader Capital High Quality Income Fund
INVESTMENT INCOME
Interest income	$6,166,793	$31,233,078
Dividend income	234,179	2,458,942
Dividend income from affiliates	—	1,077,236
TOTAL INVESTMENT INCOME	6,400,972	34,769,256

EXPENSES
Investment advisory fees (See Note 5)	408,652	3,099,113
Distribution (12b-1) fees (See Note 6):
Investor Class	81,701	126,953
Class A	—	8,278
Distribution (Non 12b-1) fees	960	28,000
Professional fees	18,216	142,600
Registration fees	28,520	44,896
Trustees’ fees and expenses	8,558	184,000
Fund administration and accounting fees	66,208	409,272
Transfer agency fees	10,129	9,073
Compliance officer fees	9,016	18,400
Insurance expense	184	18,400
Custodian fees	7,360	9,200
Other expenses	46,000	301,576
TOTAL EXPENSES	766,800	5,111,457
Expenses voluntarily waived by Advisor for Affiliated Holdings:
Institutional Class	(75,571)	—
NET EXPENSES	691,229	5,111,457

NET INVESTMENT INCOME	$5,709,743	$29,657,799

REALIZED AND UNREALIZED GAIN / (LOSS) ON INVESTMENTS
Net realized gain / (loss) on investments	777,942	4,259,228
Net change in unrealized appreciation on investments	1,123,392	1,885,134
Net change in unrealized appreciation on investments from affiliates	—	454,787
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	1,901,334	6,599,149

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,611,077	$36,256,948

See accompanying notes to financial statements.

Leader Funds Trust

STATEMENTS OF CHANGES IN NET ASSETS

	Leader Capital Short Term High Yield Bond Fund
	Period Ended January 31, 2025	Year Ended July 31, 2024
	(Unaudited)
FROM OPERATIONS
Net investment income/(loss)	$5,709,743	$5,579,184
Net realized gain/(loss) from investments	777,942	1,762,359
Net change in unrealized appreciation / (depreciation) on investments	1,123,392	280,211
Net change in unrealized appreciation / (depreciation) on investments from affiliates	—	—
Net increase/(decrease) in net assets resulting from operations	7,611,077	7,621,754

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid from earnings:
Investor Class	(1,664,479)	(2,263,362)
Institutional Class	(4,044,014)	(3,211,406)
Class A	—	—
Net decrease in net assets from distributions to shareholders	(5,708,493)	(5,474,768)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Investor Class	14,977,129 (1)	19,539,262 (1)
Institutional Class	40,082,327 (1)	59,914,648 (1)
Class A	—	—
Net asset value of shares issued in reinvestment of distributions to shareholders:
Investor Class	1,222,263	1,807,531
Institutional Class	2,323,531	2,480,340
Class A	—	—
Payments for shares redeemed:
Investor Class	(9,343,688)	(4,788,604)
Institutional Class	(13,234,660)	(7,374,647)
Class A	—	—
Net increase / (decrease) in net assets from shares of beneficial interest	36,026,902	71,578,530

TOTAL INCREASE / (DECREASE) IN NET ASSETS	37,929,486	73,725,516

NET ASSETS
Beginning of year/period	102,489,184	28,763,668
End of year/period	$140,418,670	$102,489,184

(1)	A reduction in the valuation of a fair-valued security resulted in an overstated NAV error from February 22, 2022 through August 14, 2024.

See accompanying notes to financial statements.

Leader Funds Trust

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Leader Capital Short Term High Yield Bond Fund
	Period Ended January 31, 2025		Year Ended July 31, 2024
	(Unaudited)
SHARE ACTIVITY
Investor Class:
Shares sold	1,799,895	(1)	2,440,389	(1)
Shares reinvested	148,288		225,687
Shares redeemed	(1,142,150)		(594,680)
Net increase / (decrease) in shares of beneficial interesting outstanding	806,033		2,071,396

Institutional Class:
Shares sold	4,807,437	(1)	7,543,549	(1)
Shares reinvested	280,139		303,959
Shares redeemed	(1,595,950)		(899,221)
Net increase / (decrease) in shares of beneficial interesting outstanding	3,491,626		6,948,287

Class A:
Shares sold	—		—
Shares reinvested	—		—
Shares redeemed	—		—
Net increase / (decrease) in shares of beneficial interesting outstanding	—		—

SHARES OUTSTANDING
Investor Class:
Beginning of year/period	4,076,020		2,004,624
End of year/period	4,882,053		4,076,020

Institutional Class:
Beginning of year/period	8,627,462		1,679,175
End of year/period	12,119,088		8,627,462

Class A:
Beginning of year/period	—		—
End of year/period	—		—

(1)	A reduction in the valuation of a fair-valued security resulted in an overstated NAV error from February 22, 2022 through August 14, 2024.

See accompanying notes to financial statements.

Leader Funds Trust

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Leader Capital High Quality Income Fund
	Period Ended January 31, 2025	Year Ended July 31, 2024
	(Unaudited)
FROM OPERATIONS
Net investment income/(loss)	$29,657,799	$37,542,721
Net realized gain/(loss) from investments	4,259,228	(5,607,378)
Net change in unrealized appreciation / (depreciation) on investments	1,885,134	9,389,120
Net change in unrealized appreciation / (depreciation) on investments from affiliates	454,787	(724,047)
Net increase/(decrease) in net assets resulting from operations	36,256,948	40,600,416

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid from earnings:
Investor Class	(1,961,585)	(3,226,823)
Institutional Class	(27,471,697)	(33,991,167)
Class A	(198,460)	(169,627)
Net decrease in net assets from distributions to shareholders	(29,631,742)	(37,387,617)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Investor Class	18,866,626	52,284,901
Institutional Class	406,715,977	676,167,312
Class A	1,317,258	5,779,626
Net asset value of shares issued in reinvestment of distributions to shareholders:
Investor Class	1,886,739	3,033,505
Institutional Class	23,609,092	27,703,092
Class A	198,542	169,607
Payments for shares redeemed:
Investor Class	(15,924,153)	(20,417,310)
Institutional Class	(200,836,959)	(203,815,126)
Class A	(422,688)	(500,257)
Net increase / (decrease) in net assets from shares of beneficial interest	235,410,434	540,405,350

TOTAL INCREASE / (DECREASE) IN NET ASSETS	242,035,640	543,618,149

NET ASSETS
Beginning of year/period	849,255,359	305,637,210
End of year/period	$1,091,290,999	$849,255,359

See accompanying notes to financial statements.

Leader Funds Trust

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Leader Capital High Quality Income Fund
	Period Ended January 31, 2025	Year Ended July 31, 2024
	(Unaudited)
SHARE ACTIVITY
Investor Class:
Shares sold	1,693,246	4,716,801
Shares reinvested	169,291	273,492
Shares redeemed	(1,428,753)	(1,841,787)
Net increase / (decrease) in shares of beneficial interesting outstanding	433,784	3,148,506

Institutional Class:
Shares sold	36,412,229	60,861,962
Shares reinvested	2,113,263	2,490,911
Shares redeemed	(17,981,557)	(18,372,537)
Net increase / (decrease) in shares of beneficial interesting outstanding	20,543,935	44,980,336

Class A:
Shares sold	112,965	502,182
Shares reinvested	17,020	14,625
Shares redeemed	(36,245)	(43,120)
Net increase / (decrease) in shares of beneficial interesting outstanding	93,740	473,687

SHARES OUTSTANDING
Investor Class:
Beginning of year/period	6,108,290	2,959,784
End of year/period	6,542,074	6,108,290

Institutional Class:
Beginning of year/period	69,777,517	24,797,181
End of year/period	90,321,452	69,777,517

Class A:
Beginning of year/period	497,061	23,374
End of year/period	590,801	497,061

See accompanying notes to financial statements.

Leader Capital Short Term High Yield Bond Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period Presented.

	Investor Class
	Period Ended January 31,		Year Ended July 31,		Period Ended July 31,		Year Ended May 31,
	2025		2024		2023 (8)		2023	2022		2021
	(Unaudited)
Net asset value, beginning of year/period	$8.08		$7.76		$7.33		$8.37	$9.10		$7.67

From Investment operations:
Net investment income (1)	0.42		0.92		0.12		0.34	0.44		0.17
Net realized and unrealized gain / (loss) on investments	0.20		0.51		0.46		(0.89)	(0.83)		1.40
Total from investment operations	0.62		1.43		0.58		(0.55)	(0.39)		1.57

Less distributions from:
Net investment income	(0.41)		(0.92)		(0.15)		(0.42)	(0.34)		(0.14)
Return of capital	—		—		—		(0.07)	—		—
Total distributions	(0.41)		(0.92)		(0.15)		(0.49)	(0.34)		(0.14)

Impact of NAV error	—		(0.19	)(10)	—		—	—		—
Net Asset Value, end of year/period	$8.29		$8.08	(9)	$7.76		$7.33	$8.37		$9.10

Total Return (2)	7.67	%(7)	15.98	%(9)	7.93	%(7)	(6.57)%	(4.49	)%(5)	20.62	%(5)

Ratios/Supplemental Data:
Net Asset Value, end of year/period (000s)	$40,463		$32,926	(9)	$15,549		$14,702	$18,628		$21,616

Ratio of net expenses to average net assets:
Including dividend and interest expense (3)	1.62	%(6)	1.93%		3.10	%(6)	2.68%	2.78%		2.45%
Excluding dividends and interest expense (3)	1.62	%(6)	1.93%		3.10	%(6)	2.68%	2.78%		2.45%
Ratio of net investment income to average net assets (3) (4)	10.18	%(6)	11.40%		9.37	%(6)	4.42%	4.28%		1.96%

Portfolio Turnover Rate	82.37	%(7)	225.68%		99.96	%(7)	505.72%	717.77%		1030.50%

(1)	Per shares amounts calculated using the average share method, which appropriately presents the per share data for the year.

(2)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends and distributions, if any.

(3)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

(4)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying funds in which the Fund invests.

(5)

Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon the net asset values may differ from the net asset values and returns for shareholder transactions.

(6)	Annualized.

(7)	Not Annualized.

(8)	Effective July 24, 2023, the Funds changed their fiscal year end from May 31 to July 31. Data shown is for the fiscal period of June 1, 2023 through July 31, 2023.

(9)	A revision on the valuation of certain securities resulted in an overstated NAV. The impact of the NAV error on Total Return at NAV was 2.45%

(10)	Reimbursement from the Adviser due to NAV error.

See accompanying notes to financial statements.

Leader Capital Short Term High Yield Bond Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period Presented.

	Institutional Class
	Period Ended January 31,		Year Ended July 31,		Period Ended July 31,		Year Ended May 31,
	2025		2024		2023 (8)		2023	2022		2021
	(Unaudited)
Net asset value, beginning of year/period	$8.06		$7.87		$7.43		$8.46	$9.19		$7.74

From Investment operations:
Net investment income (1)	0.44		0.96		0.13		0.37	0.49		0.21
Net realized and unrealized gain / (loss) on investments	0.20		0.51		0.46		(0.89)	(0.84)		1.41
Total from investment operations	0.64		1.47		0.59		(0.52)	(0.35)		1.62

Less distributions from:
Net investment income	(0.45)		(0.97)		(0.15)		(0.44)	(0.38)		(0.17)
Return of capital	—		—		—		(0.07)	—		—
Total distributions	(0.45)		(0.97)		(0.15)		(0.51)	(0.38)		(0.17)

Impact of NAV error	—		(0.31	)(11)	—		—	—		—
Net Asset Value, end of year/period	$8.25		$8.06	(9)	$7.87		$7.43	$8.46		$9.19

Total Return (2)	7.94	%(7)	14.74	%(9)	7.94	%(7)	(6.15)%	(3.96	)%(5)	21.27%

Ratios/Supplemental Data:
Net Asset Value, end of year/period (000s)	$99,956		$69,563	(9)	$13,215		$7,398	$11,223		$12,980

Ratio of net expenses to average net assets:
Including dividend and interest expense (3)	1.12	%(6)(10)	1.38	%(10)	2.74	%(6)	2.21%	2.28%		1.95%
Excluding dividends and interest expense (3)	1.12	%(6)(10)	1.38	%(10)	2.74	%(6)	2.21%	2.28%		1.95%
Ratio of net investment income to average net assets (3) (4)	10.58	%(6)(10)	11.68	%(10)	9.78	%(6)	4.71%	4.79%		2.49%

Portfolio Turnover Rate	82.37	%(7)	225.68%		99.96	%(7)	505.72%	717.77%		1030.50%

(1)	Per shares amounts calculated using the average share method, which appropriately presents the per share data for the year.

(2)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends and distributions, if any.

(3)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

(4)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying funds in which the Fund invests.

(5)

Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon the net asset values may differ from the net asset values and returns for shareholder transactions.

(6)	Annualized.

(7)	Not Annualized.

(8)	Effective July 24, 2023, the Funds changed their fiscal year end from May 31 to July 31. Data shown is for the fiscal period of June 1, 2023 through July 31, 2023.

(9)	A revision on the valuation of certain securities resulted in an overstated NAV. The impact of the NAV error on Total Return at NAV was 4.07%.

(10)

Had the Adviser not voluntarily waived the underlying fund fees the ratio of net expenses to average net assets including dividend and interest expense, excluding dividends and interest expense and ratio of net investment income to average net assets would have been 1.43%, 1.43% and 11.72% for the year ended July 31 2024 and 1.30%, 1.30% and 10.78% for the period ended January 31, 2025, respectively.

(11)	Reimbursement from the Adviser due to NAV error.

See accompanying notes to financial statements.

Leader Capital High Quality Income Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period Presented.

	Investor Class
	Period Ended January 31,		Year Ended July 31,	Period Ended July 31,		Year Ended May 31,
	2025		2024	2023 (7)		2023	2022	2021
	(Unaudited)
Net asset value, beginning of year/period	$11.09		$10.98	$10.93		$10.61	$10.57	$9.21

From Investment operations:
Net investment income (1)	0.33		0.70	0.11		0.18	0.26	0.10
Net realized and unrealized gain / (loss) on investments	0.08		0.12	0.06		0.64	(0.01)	1.32
Total from investment operations	0.41		0.82	0.17		0.82	0.25	1.42

Less distributions from:
Net investment income	(0.33)		(0.71)	(0.12)		(0.50)	(0.21)	(0.06)
Total distributions	(0.33)		(0.71)	(0.12)		(0.50)	(0.21)	(0.06)

Net Asset Value, end of year/period	$11.17		$11.09	$10.98		$10.93	$10.61	$10.57

Total Return (2)	3.70	%(6)	7.56%	1.56	%(6)	7.73%	2.39%	15.53%

Ratios/Supplemental Data:
Net Asset Value, end of year/period (000s)	$73,056		$67,767	$32,484		$27,971	$11,073	$15,068

Ratio of net expenses to average net assets:
Including dividend and interest expense (3)	1.42	%(5)	1.35%	1.32	%(5)	1.94%	2.33%	3.13%
Excluding dividends and interest expense (3)	1.42	%(5)	1.35%	1.32	%(5)	1.94%	2.33%	3.13%
Ratio of net investment income to average net assets (3) (4)	5.88	%(5)	6.35%	6.15	%(5)	10.21%	2.37%	1.16%

Portfolio Turnover Rate	41.69	%(6)	112.95%	3.39	%(6)	89.42%	855.36%	1198.55%

(1)	Per shares amounts calculated using the average share method, which appropriately presents the per share data for the year.

(2)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends and distributions, if any.

(3)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

(4)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying funds in which the Fund invests.

(5)	Annualized.

(6)	Not Annualized.

(7)	Effective July 24, 2023, the Funds changed their fiscal year end from May 31 to July 31. Data shown is for the fiscal period of June 1, 2023 through July 31, 2023.

See accompanying notes to financial statements.

Leader Capital High Quality Income Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period Presented.

	Institutional Class
	Period Ended January 31,		Year Ended July 31,	Period Ended July 31,		Year Ended May 31,
	2025		2024	2023 (8)		2023	2022		2021
	(Unaudited)
Net asset value, beginning of year/period	$11.12		$11.01	$10.95		$10.61	$10.56		$9.17

From Investment operations:
Net investment income (1)	0.35		0.75	0.12		0.40	0.30		0.13
Net realized and unrealized gain / (loss) on investments	0.08		0.11	0.07		0.46	(0.01)		1.35
Total from investment operations	0.43		0.86	0.19		0.86	0.29		1.48

Less distributions from:
Net investment income	(0.35)		(0.75)	(0.13)		(0.52)	(0.24)		(0.09)
Total distributions	(0.35)		(0.75)	(0.13)		(0.52)	(0.24)		(0.09)

Net Asset Value, end of year/period	$11.20		$11.12	$11.01		$10.95	$10.61		$10.56

Total Return (2)	3.87	%(7)	7.81%	1.74	%(7)	8.11%	2.78	%(5)	16.22	%(5)

Ratios/Supplemental Data:
Net Asset Value, end of year/period (000s)	$1,011,330		$775,718	$272,895		$207,525	$15,589		$20,784

Ratio of net expenses to average net assets:
Including dividend and interest expense (3)	1.04	%(6)	0.97%	0.94	%(6)	2.70%	1.94%		2.72%
Excluding dividends and interest expense (3)	1.04	%(6)	0.97%	0.94	%(6)	2.70%	1.94%		2.72%
Ratio of net investment income to average net assets (3) (4)	6.24	%(6)	6.71%	6.51	%(6)	22.00%	2.82%		1.51%

Portfolio Turnover Rate	41.69	%(7)	112.95%	3.39	%(7)	89.42%	855.36%		1198.55%

(1)	Per shares amounts calculated using the average share method, which appropriately presents the per share data for the year.

(2)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends and distributions, if any.

(3)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

(4)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying funds in which the Fund invests.

(5)

Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon the net asset values may differ from the net asset values and returns for shareholder transactions.

(6)	Annualized.

(7)	Not Annualized.

(8)	Effective July 24, 2023, the Funds changed their fiscal year end from May 31 to July 31. Data shown is for the fiscal period of June 1, 2023 through July 31, 2023.

See accompanying notes to financial statements.

Leader Capital High Quality Income Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period Presented.

	Class A
	Period Ended January 31,		Year Ended July 31,	Period Ended July 31,
	2025		2024	2023 (7) (8)
	(Unaudited)
Net asset value, beginning of year/period	$11.61		$11.06	$—

From Investment operations:
Net investment income (1)	0.33		0.71	0.04
Net realized and unrealized gain / (loss) on investments	0.10		0.57	0.16
Total from investment operations	0.43		1.28	0.20

Less distributions from:
Net investment income	(0.35)		(0.73)	(0.08)
Total distributions	(0.35)		(0.73)	(0.08)

Net Asset Value, end of year/period	$11.69		$11.61	$0.12

Total Return (2)	3.70	%(6)	11.57%	1.83	%(6)

Ratios/Supplemental Data:
Net Asset Value, end of year/period (000s)	$6,905		$5,771	$259

Ratio of net expenses to average net assets:
Including dividend and interest expense (3)	1.29	%(5)	1.22%	0.83	%(5)
Excluding dividends and interest expense (3)	1.29	%(5)	1.22%	0.83	%(5)
Ratio of net investment income to average net assets (3) (4)	5.68	%(5)	6.15%	3.09	%(5)

Portfolio Turnover Rate	41.69	%(6)	112.95%	3.39	%(6)

(1)	Per shares amounts calculated using the average share method, which appropriately presents the per share data for the year.

(2)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends and distributions, if any.

(3)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

(4)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying funds in which the Fund invests.

(5)	Annualized.

(6)	Not Annualized.

(7)	The Leader Capital High Quality Income Fund Class A shares commenced operations on June 21, 2023.

(8)	Effective July 24, 2023, the Funds changed their fiscal year end from May 31 to July 31. Data shown is for the fiscal period of June 1, 2023 through July 31, 2023.

See accompanying notes to financial statements.

Leader Funds Trust
Notes to the Financial Statements (Unaudited)

January 31, 2025

(1)	Organization

Leader Funds Trust (the “Trust”), a Delaware statutory trust organized on February 1, 2019, is comprised of the Leader Capital Short Term High Yield Bond Fund (the “High Yield Fund”) and Leader Capital High Quality Income Fund (the “High Quality Fund”) (each a “Fund” and collectively the “Funds”), each a series of shares of beneficial interest of the Trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. Each Fund represents a distinct, diversified series with its own investment objective and policies within the Trust. The primary investment objective of the High Yield Fund and the High Quality Fund is to deliver a high level of current income, with a secondary objective of capital appreciation. The High Yield Fund and High Quality Fund commenced operations on July 14, 2005 and July 30, 2010, respectively.

Each Fund currently offers four classes of shares: Investor Class, Institutional Class, Class A and Class C. Investor, Institutional and Class C shares are offered at net asset value (“NAV”) for the Funds. Class A shares are offered at NAV plus a maximum sales charge of 4.00%. Each class represents an interest in the ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Funds’ income, expenses (other than class specific distribution fees), and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with the accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

(a) Security Valuation

Generally, securities are valued each day at the last quoted sales price on each security’s principal exchange. Securities traded or dealt in upon one or more securities exchanges (whether domestic or foreign) and not subject to restrictions against resale, for which market quotations are readily available shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Securities primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the-counter market. Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. If market quotations are not readily available, securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board of Trustees (the “Board”). The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Fund may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects the fair value of the Fund’s holding. In these cases, each Fund’s NAV will reflect certain portfolio securities’ fair value rather than their market price. Securities and assets for which representative market quotations are not readily available or that cannot be accurately valued using a Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board. Fair value pricing may be used, for example, in situations where (i) a portfolio security, such as a small-cap stock, is so thinly traded that there have been no transactions in that stock over an

Leader Funds Trust
Notes to the Financial Statements (Unaudited) (Continued)

January 31, 2025

(2)	Significant Accounting Policies (Continued)

(a) Security Valuation (Continued)

extended period of time or the validity of a market quotation received is questionable; (ii) the exchange on which the portfolio security is principally traded closes early; (iii) trading of the particular portfolio security is halted; (iv) the security is a restricted security not registered under federal securities laws purchased through a private placement not eligible for resale; or (v) the security is purchased on a foreign exchange. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to ensure the process produces reliable results.

Each Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective NAVs as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the NAV per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Leader Funds Trust
Notes to the Financial Statements (Unaudited) (Continued)

January 31, 2025

(2)	Significant Accounting Policies (Continued)

(a) Security Valuation (Continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of January 31, 2025, for each Fund’s assets and liabilities measured at fair value:

Leader Capital Short Term High Yield Bond Fund
Assets (a)	Level 1	Level 2	Level 3	Total
Investments
Asset Backed Securities	$—	$118,087,095	$—	$118,087,095
Corporate Bonds	—	5,025,954	—	5,025,954
Non U.S. Government & Agencies	—	469,747	—	469,747
Preferred Stocks	—	702,162	—	702,162
Short-Term Investments	17,476,054	—	—	17,476,054
Total Investments	$17,476,054	$124,284,958	$—	$141,761,012

(a)	Refer to the Schedule of Investments for industry classification.

Leader Capital High Quality Income Fund
Assets (a)	Level 1	Level 2	Level 3	Total
Investments
Affiliated Investment Companies	$19,747,415	$—	$—	$19,747,415
Asset Backed Securities	—	932,406,070	—	932,406,070
Exchange Traded Funds	4,903,000	—	—	4,903,000
Short-Term Investments	145,553,588	—	—	145,553,588
Total Investments	$170,204,003	$932,406,070	$—	$1,102,610,073

(a)	Refer to the Schedule of Investments for industry classification.

Transfers in and out of Levels during the period are assumed to be transferred on the last day of the period at their current value. During the year ending January 31, 2025, the Funds had no Level 1 to Level 2 transfers or Level 2 to Level 3 transfers.

Significant unobservable inputs were used by the Funds for Level 3 Fair value measurements. The High Yield Fund held positions in Auction Rate Preferred Securities (see Note 9), which were valued based on the discount of last trade factoring in potential future cash payments and sold during the period. The High Yield Fund also holds a corporate bond that the Board determined was overvalued from February 22, 2022 to August 14, 2024, which resulted in a NAV error. For more information, see Note 10 – NAV Error. The High Quality Fund holds a Subordinated Convertible Promissory Note, resulting from a convertible Series A-1 Preferred Stock conversion, valued at zero fair value.

Leader Funds Trust
Notes to the Financial Statements (Unaudited) (Continued)

January 31, 2025

(2)	Significant Accounting Policies (Continued)

(a) Security Valuation (Continued)

The following table is a reconciliation of assets in which Level 3 inputs were used in determining value:

Leader Capital Short Term High Yield Bond Fund
	Eaton Vance Senior Floating Rate Trust	VTB Bank PJSC Via Eurasia DAC	Total
Beginning Balance:	$1,035,000	$—	$1,035,000
Total Realized Gain/(Loss)	(225,000)	—	(225,000)
Unrealized Appreciation/(Depreciation)	—	—	—
Cost of Purchases	—	—	—
Proceeds from Sales	(810,000)	—	(810,000)
Proceeds from Principal	—	—	—
Accrued Interest	—	—	—
Net Transfers In/Out of Level 3	—	—	—
Ending Balance:	$—	$—	$—

Leader Capital High Quality Income Fund
	Boxabl, Inc.	Total
Beginning Balance:	$—	$—
Total Realized Gain/(Loss)	—	—
Unrealized Appreciation/(Depreciation)	—	—
Cost of Purchases	—	—
Proceeds from Sales	—	—
Proceeds from Principal	—	—
Accrued Interest	—	—
Net Transfers In/Out of Level 3	—	—
Ending Balance:	$—	$—

(b) Security Transactions and Related Income

Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. The accounting records are maintained in U.S. dollars.

(c) Exchange Traded Funds (“ETFs”)

The Funds may invest in ETFs as part of their principal investment strategy. ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Funds. As a result, your cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange. ETF shares may trade at a discount to or a premium above NAV if there is a limited market in such shares. ETFs are also subject to brokerage and other trading costs, which could result

Leader Funds Trust
Notes to the Financial Statements (Unaudited) (Continued)

January 31, 2025

(2)	Significant Accounting Policies (Continued)

(c) Exchange Traded Funds (“ETFs”) (Continued)

in greater expenses to the Fund. Because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings at the most optimal time, adversely affecting performance. An ETF is subject to specific risks, depending on the nature of its investment strategy, which could include liquidity risk, sector risk and emerging market risk. In addition, ETFs that use derivatives may be subject to counterparty risk, liquidity risk, and other risks commonly associated with investments in derivatives. An ETF may not be able to replicate exactly the performance of the indices it tracks, if any, because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, an ETF will incur expenses not incurred by its underlying index. Certain securities comprising the index tracked by an ETF may, from time to time, temporarily be unavailable, which may further impede the ETF’s ability to track its underlying index.

(d) Distributions to Shareholders

Dividends from net investment income are declared daily and paid monthly for the Funds. Distributable net realized capital gains are declared and distributed annually. Dividends and distributions to shareholders are recorded on ex-date. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment. Temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or NAV per share of the Funds.

(e) Federal Income Taxes

It is each Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

Each Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed each Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years May 31, 2022 – July 31, 2024, or expected to be taken in each Fund’s July 31, 2024 tax returns. Each Fund identifies its major tax jurisdictions as U.S. Federal and foreign jurisdictions where each Fund makes significant investments. The Funds are unaware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

(f) Expenses

Expenses of the Trust that are directly identifiable to a specific fund are charged to that Fund. Expenses that are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust.

(g) Indemnification

The Trust indemnifies its Officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Leader Funds Trust
Notes to the Financial Statements (Unaudited) (Continued)

January 31, 2025

(2)	Significant Accounting Policies (Continued)

(h) Payment from affiliate

The High Yield Fund experienced a NAV error that occurred from February 22, 2022 through August 14, 2024. The NAV error had a material impact on the NAV and total return of the High Yield Fund during the fiscal year ended July 31, 2024, and the impact is reflected in the Financial Highlights. The Adviser reimbursed the High Yield Fund $1,162,979 for the NAV error during the fiscal year ended July 31, 2024 which is reflected under “Proceeds from shares sold” in the Statements of Changes in Net Assets. The impact of the NAV error for the period that occurred during the current fiscal period from August 1, 2024 through August 14, 2024 was immaterial.

(i) Segment Reporting

In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (“Topic 280”) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. Leader Capital Corp. acts as the Funds’ CODM. Each Fund represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and each Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by each Fund’s portfolio managers as a team. The financial information in the form of the Funds’ portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Funds’ respective comparative benchmarks and to make resource allocation decisions for each Funds’ single segment, is consistent with that presented within the Funds’ financial statements. Segment assets are reflected on the accompanying statement of assets and liabilities as “total assets” and significant segment expenses are listed on the accompanying statement of operations.

(3)	Investment Transactions

For the period ended January 31, 2025, cost of purchases and proceeds from sales of portfolio securities and U.S. Government securities, other than short-term investments, amounted to the following:

			U.S. Government Obligations
Fund	Purchases	Sales	Purchases	Sales
Leader Capital Short Term High Yield Bond Fund	$123,097,705	$85,193,131	$—	$5,279,300
Leader Capital High Quality Income Fund	551,658,300	260,788,372	137,079,850	138,834,750

(4)	Aggregate Unrealized Appreciation and Depreciation – Tax Basis

The identified cost of investments in securities owned by each Fund for federal income tax purposes and its respective gross unrealized appreciation and depreciation as of January 31, 2025, were as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation / (Depreciation)
Leader Capital Short Term High Yield Bond Fund	$140,951,031	$4,211,206	$(3,401,224)	$809,981
Leader Capital High Quality Income Fund	1,087,799,546	15,913,416	(1,102,889)	14,810,527

Leader Funds Trust
Notes to the Financial Statements (Unaudited) (Continued)

January 31, 2025

(5)	Investment Advisory Agreement and Transactions with Related Parties

Leader Capital Corp. serves as the Funds’ Investment Adviser (the “Adviser”). Pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of each Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, each Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of (i) 0.75% of the High Yield Fund’s average daily net assets up to and including $1.25 billion; or (ii) 0.70% of the High Yield Fund’s average daily net assets over $1.25 billion; (iii) 0.65% of the High Quality’s Fund’s average daily net assets; prior to April 10, 2021, the management fee for the High Quality Fund was 0.75%. For the period ended January 31, 2025, the High Yield Fund and High Quality Fund accrued $408,652 and $3,099,113 in management fees, respectively. The Adviser voluntarily waived $75,571 in affiliated fund fees associated with the High Quality Fund’s investment in the High Yield Fund.

Vigilant Distributors, LLC (the “Distributor”), acts as each Fund’s principal underwriter in a continuous public offering of each Fund’s Investor Class, Institutional Class, Class A and Class C shares. For the period ended January 31, 2025, the Distributor received $0 in underwriting commissions.

Gryphon 17, LLC (“Gryphon”), provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with Gryphon, the Funds pay Gryphon customary fees for such services.

(6)	Distribution Plan

The Trust, with respect to the Funds, has adopted the Trust’s Master Distribution and Shareholder Servicing Plans for Class A, Class C, and Investor Class shares (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that a monthly service and distribution fee is calculated by the High Yield Fund at an annual rate of 0.50%, 0.25% and 1.00% of its average daily net assets for Investor Class, Class A, and Class C shares, respectively and is paid to the Distributor to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of each Fund’s shareholder accounts not otherwise paid by the Adviser. The Plan provides that a monthly service and distribution fee is calculated by the High Quality Fund at an annual rate of 0.38%, 0.25% and 1.00% of its average daily net assets for Investor Class, Class A, and Class C shares, respectively. The Institutional Shares do not participate in a Plan. For the period ended January 31, 2025, the High Yield and High Quality Funds’ Investor Class shares incurred $81,701 and $126,953, respectively in fees. For the period ended January 31, 2025, the High Quality Fund’s Class A shares incurred $8,278 in fees.

(7)	Distributions to Shareholders and Tax Components of Capital

Effective July 24, 2023, the Funds’ fiscal year-end was changed from May 31 to July 31. The tax character of distributions paid during the fiscal period ended January 31, 2025, fiscal year ended July 31, 2024, the former fiscal period ended July 31, 2023, and the former fiscal year ended May 31, 2023, were as follows:

For fiscal period ended January 31, 2025:
Fund	Ordinary Income	Long Term Capital Gains	Return of Capital	Total
Leader Capital Short Term High Yield Bond Fund	$5,708,493	$—	$—	$5,708,493
Leader Capital High Quality Income Fund	(29,631,742)	—	—	(29,631,742)

Leader Funds Trust
Notes to the Financial Statements (Unaudited) (Continued)

January 31, 2025

(7)	Distributions to Shareholders and Tax Components of Capital (Continued)

For former fiscal year ended July 31, 2024:
Fund	Ordinary Income	Long Term Capital Gains	Return of Capital	Total
Leader Capital Short Term High Yield Bond Fund	$5,474,768	$—	$—	$5,474,768
Leader Capital High Quality Income Fund	37,387,617	—	—	37,387,617

For former fiscal period ended July 31, 2023:
Fund	Ordinary Income	Long Term Capital Gains	Return of Capital	Total
Leader Capital Short Term High Yield Bond Fund	$497,439	$—	$—	$497,439
Leader Capital High Quality Income Fund	3,147,586	—	—	3,147,586

For former fiscal year ended May 31, 2023:
Fund	Ordinary Income	Long Term Capital Gains	Return of Capital	Total
Leader Capital Short Term High Yield Bond Fund	$1,435,486	$—	$248,101	$1,683,587
Leader Capital High Quality Income Fund	5,538,861	—	—	5,538,861

As of July 31, 2024, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Capital Loss Carry Forwards	Other Book/Tax Differences	Net Unrealized Appreciation / (Depreciation)	Total Accumulated Deficit
Leader Capital Short Term High Yield Bond Fund	$70,471	$—	$(83,478,008)	$—	$(252,164)	$(83,659,701)
Leader Capital High Quality Income Fund	155,105	—	(50,719,519)	—	7,850,801	(42,713,613)

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales, and tax adjustments for partnerships, trust preferred securities and perpetual bonds.

At July 31, 2024, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains, along with capital loss carry forwards utilized as follows:

Fund	Short-Term	Long-Term	Capital Loss Carryforward Limitation	Total	Capital Loss Carryforward Utilized
Leader Capital Short Term High Yield Bond Fund	$30,490,286	$52,987,722	$—	$83,478,008	$—
Leader Capital High Quality Income Fund	17,288,577	564,886	32,866,056	50,719,519	—

Leader Funds Trust
Notes to the Financial Statements (Unaudited) (Continued)

January 31, 2025

(7)	Distributions to Shareholders and Tax Components of Capital (Continued)

During the fiscal year ended May 31, 2021, as a result of the acquisition of another fund, the High Quality Fund acquired $15,574,823 and $1,535,671 of short-term and long-term capital loss carryover, respectively, which is available to offset future capital gains. In addition, as a result of a change in control due to the merger, the Fund is subject to an annual limitation of$165,586 (prorated in the initial year) under tax rules.

In accordance with GAAP, the Funds may record reclassifications in the capital accounts, if necessary. These reclassifications have no impact on the NAV of the Funds and are designed generally to present total distributable earnings and paid-in capital on a tax basis which is considered to be more informative to the shareholder. There were no reclassifications made as of January 31, 2025.

(8)	Affiliated Transactions

The term “affiliated company” includes other investment companies managed by a Fund’s adviser. At January 31, 2025, the High Quality Fund held the following investment in High Yield Fund, which is an affiliated Fund:

Issuer	Beginning Fair Value at 7/31/2024	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation / (Depreciation)	Ending Fair Value at 1/31/2025	Investment Income	Realized Gain/(Loss)	Net Capital Gain Distributions
Leader Capital Short Term High Yield Bond Fund, Institutional Class	$19,292,628	$—	$—	$454,787	$19,747,415	$1,077,236	$—	$—
	$19,292,628	$—	$—	$454,787	$19,747,415	$1,077,236	$—	$—

(9)	Auction Rate Preferred Securities

Auction rate preferred securities (“ARPS”) are corporate preferred stocks with dividend rates designed to reset periodically - typically every 7, 14, 28, or 35 days. These ARPS do not trade on a public stock exchange similar to common stocks, but rather through a Dutch auction process, occurring at the intervals described above. Since February 18, 2008, the Dutch auction process has mostly failed. When an auction fails, the dividend rate applicable to each series is set at a “default rate”, as defined in each security’s prospectus, and varies with a specified short-term interest rate (typically as a percentage of or a spread in addition to the specified base rate).

The Valuation Designee believed 92% of par value accurately reflected the market value of the ARPS held by the High Yield Fund through the date of their sale based on the Trust’s Procedures as stated in Note 2. As of January 31, 2025, the High Yield Fund no longer holds preferred stock that resulted from conversion of ARPS.

(10)	Nav Error

VTB Bank PJSC (“VTB”), a Russian entity held in the High Yield Fund, has been affected by economic sanctions imposed by the United States and other countries since Russia’s military invasion of Ukraine in 2022. Based on these sanctions, on August 15, 2024, the Adviser marked the valuation of VTB to $0.00. Prior to this most recent write-down, the security had previously been written down to approximately 26% of its original value. As a result of the revised valuation the High Yield Fund’s NAV was impacted by $0.19 and $0.31 for the Investor and Institutional Classes, respectively, for the fiscal year ended July 31, 2024. The financial statements for the year ended July 31, 2024, were restated to reflect the change in valuation.

Leader Funds Trust
Notes to the Financial Statements (Unaudited) (Continued)

January 31, 2025

(11)	Underlying Investments in Other Investment Companies

Each Fund currently invests a portion of its assets in First American Government Obligations Fund Institutional Class shares (“FGXXX”). The Funds may redeem its investment from FGXXX at any time if the Adviser determines that it is in the best interest of the Funds’ and its shareholders’ to do so.

The performance of the Funds will be directly affected by the performance of FGXXX. The financial statements of the FGXXX, including the portfolio of investments, can be found at the Securities and Exchange Commission’s website (the “SEC”) www.sec.gov and should be read in conjunction with the Funds’ financial statements. As of period ended January 31, 2025, the percentage of the High Yield Fund and the High Quality Fund’s net assets invested in FGXXX was 12.5% and 13.4%, respectively.

(12)	Market Disruption and Geopolitical Events

Geopolitical and other events, such as war, terrorist attacks, natural disasters, epidemics, or pandemics could result in unplanned or significant securities market closures, volatility or declines. Russia’s military invasion of Ukraine and the resulting broad-ranging economic sanctions imposed by the United States and other countries may continue to disrupt securities markets and adversely affect global economies and companies, thereby decreasing the value of the Fund’s investments. Additionally, sudden or significant changes in the supply or prices of commodities or other economic inputs may have material and unexpected effects on both global securities markets and individual countries, regions, industries, or companies, which could reduce the value of the Fund’s investments.

(13)	Litigation and Other Material Events

The Trust, on behalf of the High Quality Fund, filed a complaint in the District Court of Clark County, Nevada on September 1, 2023, against Boxabl Inc. and two of its principals (collectively, “Boxabl”). The claims arise from Boxabl’s failure to lift the restrictive legend on private securities timely. The High Quality Fund asserts that Boxabl’s failure resulted in losses of more than $15,000, the minimum amount required to bring the lawsuit in Nevada state court. Boxabl answered the complaint on October 2, 2023. On October 5, 2023, the Trust amended its complaint to add Boxabl’s transfer agent, Transfer Online, Inc. The defendants answered the amended complaint on November 21, 2023. Discovery was extended until March 31, 2025, and the deadline for dispositive motions is April 30, 2025. The Trust plans to file a motion for summary judgment by that date. While no trial date as been set, it is expected to occur in late 2025.

Litigation counsel to the High Quality Fund does not believe that it is possible, at this stage in the proceedings, to predict with any reasonable certainty the probable outcome of the litigation or quantify the amount that the High Quality Fund may recover. Until the High Quality Fund can do so, the Fund will maintain its valuation of Boxabl. If the Fund recovers the full amount it seeks, the amount would not have a material impact on the High Quality Fund’s NAV.

The lawyers’ fees and costs relating to the litigation are expenses of the High Quality Fund and are incurred like other expenses. The Trust has incurred about $115,00 in litigation expenses. If the matter goes through trial, the Trust estimates another $80,000 to $150,000 in legal expenses, although actual costs are unknown currently. Therefore, at this time, those purchasing or redeeming shares of the High Quality Fund will pay or receive, as applicable, a price based on the NAV of the Fund with no recorded expenses relating to the litigation, until those expenses are known.

(14)	Subsequent Events

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date these financial statements were issued. The evaluation did not result in any subsequent events that necessitated disclosures and/or adjustment.

Leader Funds Trust
Supplemental Information (Unaudited)

January 31, 2025

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

On December 30, 2024, the Fund’s Board of Trustees, upon recommendation from the Audit Committee, approved and appointed Tait, Weller & Baker, LLP as the independent registered public accounting firm for the Fund for the fiscal year ending July 31, 2025. Effective December 30, 2024, Sanville & Company ceased to serve as the Fund’s independent registered public accounting firm. During the Fund’s fiscal years ended July 31, 2024 and 2023, and the interim period ended December 30, 2024, there have been no disagreements with Sanville & Company on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There is nothing to report for this item.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Compensation. For their services to the Trust, each Independent Trustee receives an annual retainer of $48,000, payable in quarterly installments. The Trust has no pension or retirement plan. The Trustees will be reimbursed for any out-of-pocket expenses incurred while attending Board and/or Committee meetings. No other entity affiliated with the Trust pays any compensation to the Independent Trustees. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust. The tables below detail the amount of compensation the Trustees received from the Trust during the fiscal period ended January 31, 2025. The Trust does not have a bonus, profit sharing, pension, or retirement plan.

Fiscal Period Ended January 31, 2025

Name and Position	High Yield Fund	High Quality Fund	Total Compensation From Fund Complex Paid to Directors
John E. Lekas – Interested Trustee	None	None	None
Martin Kehoe – Independent Trustee	$14,750	$14,750	$29,500
Raymond A. Davis – Independent Trustee	$14,750	$14,750	$29,500

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

At a meeting held on May 7, 2024 (the “Meeting”), the Board considered the approval of the renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Leader Capital Corp. (the “Adviser” or “Leader”) for the Leader Capital Short Term High Yield Bond Fund (the “High Yield Fund”) and the Leader Capital High Quality Income Fund (the “High Quality Fund” and collectively with the High Yield Fund, the “Funds”).

Legal counsel (“Counsel”) then reviewed with the Board the memorandum addressed to the Trustees that summarized, among other things, the fiduciary duties and responsibilities of the Board in reviewing and approving the renewal of the Advisory Agreement. A copy of this memorandum was circulated to the Trustees before the Meeting and included in the Materials. Counsel discussed with the Trustees the types of information and factors that the Board should consider to make an informed decision regarding the approval of the continuation of the Advisory Agreement, including the following material factors: (i) the nature, extent, and quality of the services provided by the Adviser; (ii) the investment performance of the Funds; (iii) the costs of the services provided and profits realized by the Adviser from the relationship with the Funds; (iv) the extent to which economies of scale would be realized if the Funds grow and whether advisory fee levels reflect those economies of scale for the benefit of the Funds’ investors; and (v) the Adviser’s practices regarding possible conflicts of interest. Counsel noted that in response to a questionnaire sent by Trust counsel, Leader provided information to the Board about Leader’s business, personnel, resources, investment strategy, and management of the Funds’ portfolios and operations.

Leader Funds Trust
Supplemental Information (Unaudited) (Continued)

January 31, 2025

In assessing these factors and reaching its decisions, the Board considered information furnished for its review and consideration throughout the year at regular Board meetings, as well as information prepared or presented in connection with the annual renewal process, including information submitted to the Board in the Adviser’s presentation earlier in the Meeting. The Board requested and was provided with information and reports that are in the Meeting Materials related to the annual renewal of the Advisory Agreement, including: (i) reports regarding the services and support provided to the Funds and its shareholders by the Adviser; (ii) quarterly assessments of the investment performance of the Funds from the Adviser; (iii) periodic commentary on the reasons for the performance; (iv) presentations by the Funds’ management addressing the Adviser’s investment philosophy, investment strategy, personnel, and operations; (v) compliance and audit reports concerning the Funds and the Adviser; (vi) disclosure information contained in the registration statement of the Trust; and (vii) a memorandum from Counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Advisory Agreement, including the material factors set forth above and the types of information included in each factor that should be considered by the Board to make an informed decision.

The Board also requested and received various informational materials including, without limitation: (i) documents containing information about the Adviser, including financial information, a description of personnel and the services provided to the Funds, information on investment advice, performance, summaries of the Funds’ expenses, compliance program, current legal matters, and other general information; (ii) comparative expense and performance information for other mutual funds with strategies similar to the Funds; and (iii) benefits to be realized by the Adviser from its relationship with the Funds.

(1)	The nature, extent, and quality of the services provided by the Adviser.

The Board considered the responsibilities the Adviser has under the Advisory Agreement for the Funds. The Board reviewed the services provided by the Adviser to the Funds, including its processes for formulating investment recommendations and assuring compliance with the Funds’ investment objectives and limitations; its coordination of services for the Funds among the Funds’ service providers; and its efforts to promote the Funds, grow assets, and assist in the distribution of the Funds’ shares. The Board considered the Adviser’s personnel, operations, succession plans, the education and experience of its staff, and its compliance program. The Board also considered the Adviser’s management of the Funds’ operations, noting that the Adviser’s staff serve as the principal executive officer of the Funds and oversee their other service providers. The Board noted that Leader is an experienced investment adviser with seasoned senior management and that the Funds’ performance supported the staff’s quality and experience. The Board noted that the Funds are the only accounts managed by the Adviser, and that it focuses all its operations on them. After reviewing the preceding and further information, the Board concluded that the nature, extent, and quality of the services provided by the Adviser was satisfactory and adequate for the Funds.

(2)	The investment Performance of the Funds and the Adviser.

The Board compared the short- and long-term performance of the Funds to their benchmarks, comparable funds with similar objectives and size that are managed by other investment advisers (i.e., the Funds’ peer group), and the Funds’ benchmarks and category indices (e.g., Morningstar category averages). The Board also considered the consistency of the Adviser’s management of the Funds with its investment objective and policies. The Board noted that the High Yield Fund had underperformed its peer group for the 3-, 5-, and 10-year periods but outperformed its peer group in the one-year period, ranking in the second percentile in the category and 11th overall; the Board also noted that the High Yield Fund had outperformed its benchmark across all periods. For the High Yield Fund, the Board noted that it had outperformed its peer group and benchmark across all periods, and ranked first in its category for each period. The Board considered that the High Yield Fund and High Quality Fund focused on opposite ends of the credit spectrum and that the Funds are expected to perform inversely to each other under most market conditions. Based on the preceding, the Board concluded that the investment performance information presented for the Funds was satisfactory.

(3)	The costs of the services provided, and profits realized, by the Adviser from the relationship with the Funds.

The Board considered: the Adviser’s operations and financial condition and its level of commitment to the Funds’ operations; the asset levels of the Funds; and the overall expenses of the Funds. The Board considered the financial statements of the Adviser and its profitability. In considering the Funds fees and expenses (including the management fee) relative to its peer group, the Board noted that each Funds’ management fee and net expense ratio was above the average and median for the Fund’s category, respectively, but within a reasonable range given the services provided by the Adviser. The Board also noted that the Funds were substantially smaller than the

Leader Funds Trust
Supplemental Information (Unaudited) (Continued)

January 31, 2025

category average and median asset size, which affects the net expense ratio; specifically, they noted that while the High Yield Fund’s assets were less than $100 million and the High Quality Fund’s assets were less than $1 billion, their respective category averages were $2.4 billion and $6.1 billion. The Board considered the fact that the Adviser’s only accounts are the Funds, and that it dedicates all its resources to supporting them. Following this analysis and upon further consideration and discussion of the preceding, the Board concluded that the fees paid to the Adviser by each of the Funds were fair and reasonable.

The Board also considered Leader’s profitability from managing the Funds based on profitability reports and analyses provided by Leader to the Board. The Board noted that the Funds are the only accounts managed by Leader, and that all its resources are applied to managing the Funds and their portfolios. After review and discussion, the Board concluded that the profit from Leader’s relationship with the Funds was not excessive.

(4)	The extent to which economies of scale would be realized if the Funds grow and whether advisory fee levels reflect these economies of scale for the benefit of the Funds’ investors.

The Board considered the Funds’ fee arrangements with the Adviser, noting that there was no expense limitation agreement in place between the Funds and the Adviser. The Board considered the Adviser’s efforts in the past year to increase assets, including the hiring of a third-party distribution firm. The Board noted that the High Quality Fund’s assets had increased substantially because of the Adviser’s efforts, which had lowered the net operating expenses of that Fund. Following further discussion of the Funds’ asset levels, expectations for growth, and expense structure, the Board determined that the Funds’ fee arrangements, considering all the facts and circumstances, were fair and reasonable.

(5)	Possible conflicts of interest and benefits derived by the Adviser.

The Board evaluated the potential for conflicts of interest and considered the experience and ability of the advisory and compliance personnel assigned to the Funds, the fact that the Adviser uses soft dollars but that its only accounts are the Funds, the basis of decisions to buy or sell securities for the Funds; and the substance and administration of the Adviser’s code of ethics. Based on the preceding, the Board determined that the Adviser’s standards and practices relating to the identification and mitigation of possible conflicts of interest were satisfactory.

After additional consideration and discussion among the Trustees, the Board determined that the compensation payable under the Advisory Agreement for each Fund was fair, reasonable, and within a range of what could have been negotiated at arms-length considering all the surrounding circumstances, and they approved the renewal of the Advisory Agreement for the Funds.

Leader Funds Trust
Supplemental Information (Unaudited) (Continued)

January 31, 2025

INVESTMENT ADVISOR

Leader Capital Corp.
315 W. Mill Plain Blvd., Suite 204
Vancouver, WA 98660

DISTRIBUTOR

Vigilant Distributors, LLC
223 Wilmington West Chester Pike, Suite 216
Chadds Ford, PA 19317

LEGAL COUNSEL

FinTech Law, LLC
6224 Turpin Hills Dr.
Cincinnati, OH 45244

ADMINISTRATOR

Gryphon 17, LLC
3000 Auburn Drive, Suite 410
Beachwood, OH 44122

CUSTODIAN

U.S. Bank, N.A.
425 Walnut Street
Cincinnati, OH 45202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Tait, Weller & Baker LLP
50 South 16th Street, Suite 2900
Philadelphia, PA 19006

PRIVACY NOTICE

LEADER FUNDS TRUST

March 2019

FACTS	WHAT DOES LEADER FUNDS TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

● Social Security number and wire transfer instructions

● account transactions and transaction history

● investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Leader Funds Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Leader Funds Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-(800) 711-9164

What we do:
How does Leader Funds Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Leader Funds Trust collect my personal information?

We collect your personal information, for example, when you

● open an account or deposit money

● direct us to buy securities or direct us to sell your securities

● seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

● sharing for affiliates’ everyday business purposes – information about your creditworthiness.

● affiliates from using your information to market to you.

● sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Leader Funds Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Leader Funds Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Leader Funds Trust doesn’t jointly market.

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Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included as part of the report to shareholders filed under Item 7 of this Form.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included as part of the report to shareholders filed under Item 7 of this Form.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included as part of the report to shareholders filed under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included as part of the report to shareholders filed under Item 7 of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N- CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-Ended Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

None.

Item 19. Exhibits.

(a)	(1) Not Applicable.
(a)	(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.
(a)	(3) Not applicable for open-end investment companies.
(b)	Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Leader Funds Trust

/s/ John Lekas
By John Lekas
President
Date: April 8, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ John Lekas
By John Lekas
President
Date: April 8, 2025

/s/ Candy Dillon
By Candy Dillon
Chief Compliance Officer
Date: April 8, 2025